     As filed with the Securities and Exchange Commission on April 27, 2001

                           File Nos. 2-81648/811-03662

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /
                      Post-Effective Amendment No. 26 /X/

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 /X/

                             Amendment No. 26 /X/

                      HARTFORD MONEY MARKET HLS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    COPY TO:

                               David S. Goldstein
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

              immediately upon filing pursuant to paragraph (b) of Rule 485
    -----
      X       on April 30, 2001       pursuant to paragraph (b) of Rule 485
    -----
              60 days after filing    pursuant to paragraph (a)(1) of Rule 485
    -----
              on (Date) pursuant to   paragraph (a)(1) of Rule 485
    -----
              75 days after filing    pursuant to paragraph (a)(2) of Rule 485
    -----
              on (Date) pursuant to   paragraph (a)(2) of Rule 485
    -----

If appropriate, check the following box:

              This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
    -----

              HARTFORD HLS FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED
              RETIREMENT PLANS
              CLASS IA SHARES

AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.



      PROSPECTUS

              EFFECTIVE MAY 1, 2001

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                               HARTFORD HLS FUNDS



                         CLASS IA SHARES
                         PROSPECTUS
                         MAY 1, 2001


                                  SECTOR FUNDS


GLOBAL COMMUNICATIONS HLS FUND



GLOBAL FINANCIAL SERVICES HLS FUND


GLOBAL HEALTH HLS FUND

GLOBAL TECHNOLOGY HLS FUND
                                  STOCK FUNDS

CAPITAL APPRECIATION HLS FUND

DIVIDEND AND GROWTH HLS FUND


FOCUS HLS FUND


GLOBAL LEADERS HLS FUND

GROWTH AND INCOME HLS FUND

INDEX HLS FUND


INTERNATIONAL CAPITAL APPRECIATION HLS FUND


INTERNATIONAL OPPORTUNITIES HLS FUND


INTERNATIONAL SMALL COMPANY HLS FUND


MIDCAP HLS FUND


MIDCAP VALUE HLS FUND


SMALL COMPANY HLS FUND

STOCK HLS FUND


VALUE HLS FUND

                             ASSET ALLOCATION FUNDS

ADVISERS HLS FUND


GLOBAL ADVISERS HLS FUND

                                   BOND FUNDS

BOND HLS FUND

HIGH YIELD HLS FUND

MORTGAGE SECURITIES HLS FUND
                               MONEY MARKET FUND

MONEY MARKET HLS FUND

HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------


The Hartford HLS Funds is a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contracts prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus.



Hartford Series Fund, Inc. is a corporation comprised of fourteen investment portfolios, each of which is a Hartford HLS Fund. The other Hartford HLS Funds are each separate corporations.



Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, and Focus HLS Fund is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified Funds other than the Focus HLS Fund are sometimes known as "sector funds.". Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.



The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("HIMCO"). Information regarding HL Advisors, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus.


Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of each fund's goals,               Hartford Global Communications HLS Fund                  4
strategies, risks, performance and            Hartford Global Financial Services HLS Fund              6
fees.                                         Hartford Global Health HLS Fund                          8
                                              Hartford Global Technology HLS Fund                     10
                                              Hartford Capital Appreciation HLS Fund                  12
                                              Hartford Dividend and Growth HLS Fund                   14
                                              Hartford Focus HLS Fund                                 16
                                              Hartford Global Leaders HLS Fund                        18
                                              Hartford Growth and Income HLS Fund                     20
                                              Hartford Index HLS Fund                                 22
                                              Hartford International Capital Appreciation HLS
                                              Fund                                                    24
                                              Hartford International Opportunities HLS Fund           26
                                              Hartford International Small Company HLS Fund           28
                                              Hartford MidCap HLS Fund                                30
                                              Hartford MidCap Value HLS Fund                          32
                                              Hartford Small Company HLS Fund                         34
                                              Hartford Stock HLS Fund                                 36
                                              Hartford Value HLS Fund                                 38
                                              Hartford Advisers HLS Fund                              40
                                              Hartford Global Advisers HLS Fund                       42
                                              Hartford Bond HLS Fund                                  44
                                              Hartford High Yield HLS Fund                            46
                                              Hartford Mortgage Securities HLS Fund                   48
                                              Hartford Money Market HLS Fund                          50

Further information on the                    Investment strategies and investment matters            52
funds.                                        Management of the funds                                 54
                                              Purchase and redemption of fund shares                  55
                                              Determination of net asset value                        56
                                              Dividends and distributions                             57
                                              Exchange privileges                                     57
                                              Federal income taxes                                    57
                                              Brokerage commissions                                   57
                                              Variable Contract Owner Voting Rights                   57
                                              Plan Participant Voting Rights                          57
                                              Performance related information                         57
                                              Distributor, Custodian and Transfer Agent               58
                                              Financial highlights                                    59
                                              For more information                            back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of communications companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies.



The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:



    - The current market price of its stock is at the low end of its historical relative valuation range



    - A positive change in operating results is anticipated but not yet reflected in the price of its stock



    -  Unrecognized or undervalued assets



    - Management that demonstrates that it can convert the above factors into shareholder value



The fund will consider selling a security when:



    -  Its target price is achieved



    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects



    - Equity securities of other comparable issuers in an industry are available at more attractive prices



The fund's portfolio is heavily concentrated in the industries comprising the communications sector and not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.



Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.



The fund's investments are concentrated in the industries comprising the communications sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.



Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.



Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax-law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


4                                                      HARTFORD HLS MUTUAL FUNDS

                                         HARTFORD GLOBAL COMMUNICATIONS HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None



ANNUAL OPERATING EXPENSES


  (expenses that are deducted from the fund's assets)



  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.10%
  Total operating expenses                          0.95%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $ 97
  Year 3                                            $304


[SIDE NOTE]


SUB-ADVISER



The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the communications sector.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.


Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with a favorable risk/reward profile.


A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:


    -  Management focuses on rewarding shareholders


    -  Market expectations of future earnings are too low


    - Market value does not reflect the fact that earnings are understated due to conservative accounting


    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist


    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality


    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers


The fund will consider selling a security when:


    - Its issuer's management has reverted to traditional attitudes towards shareholder value


    -  Market expectations of future earnings are too high


    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality


    -  Market value exceeds the true value of the issuer's component businesses


    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting


    - Market value does not reflect the risk of potential problems in an important business component


    - Equity securities of other comparable issuers in an industry are available at more attractive prices


The fund's portfolio is heavily concentrated in the industries comprising the financial services sector and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.


Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


The fund's investments are concentrated in the industries comprising the financial services sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the Fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.


Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions between financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


6                                                      HARTFORD HLS MUTUAL FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None



ANNUAL OPERATING EXPENSES


  (expenses that are deducted from the fund's assets)



  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.10%
  Total operating expenses                          0.95%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $ 97
  Year 3                                            $304


[SIDE NOTE]


SUB-ADVISER



The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the financial services sector.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      7

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of health care companies worldwide.


INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will exploit favorable macro trends for the health care sector including demographics.



The fund also seeks to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.



Investments in the fund are allocated across the major subsectors of the health care sector, which include pharmaceuticals, medical products, managed health care and health information services. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.



Stocks considered for purchase by the fund typically share the following attributes:


    -  The company's business franchise is temporarily mispriced

    -  The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    -  The company is a target of opportunity due to industry consolidation


Stocks will be considered for sale from the fund when:


    -  Target prices are achieved

    -  Wellington Management's fundamental expectations are not met

    -  A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late in recognizing opportunity.


The fund is relatively concentrated both with regard to position size and the industries comprising the health care sector. The fund may invest in companies of any size capitalization. The fund is usually close to fully invested; cash balances normally do not exceed 10% of total assets. Market timing is not a significant source of performance. Portfolio turnover is 100% or more in most years.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are focused in the health care sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.


Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund expects to trade securities very actively, which will likely increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund does not have a full calendar year of operations no performance history has been provided.


8                                                      HARTFORD HLS MUTUAL FUNDS

                                                 HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.05%
  Total operating expenses                          0.90%



(1)  Annualized.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $  92
  Year 3                                            $ 288
  Year 5                                            $ 500
  Year 10                                           $1,112


[SIDE NOTE]

SUB-ADVISER


The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the health care sector.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      9

HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of technology companies worldwide.

INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment, and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology industry. Fundamental research is focused on direct contact with company management, suppliers and competitors.


Asset allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness, and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector, including computer software, computer hardware, semiconductors and equipment, communications equipment and internet and news media. Some representation is typically maintained in each major subsector of the technology sector.



Stocks considered for purchase in the fund typically share the following attributes:


    -  A positive change in operating results is anticipated

    -  Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value


Stocks are considered for sale from the fund when:


    -  Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    -  More attractive value in a comparable company is available.


The fund is relatively concentrated both with regard to position size and the industries comprising the technology sector. The fund may invest in companies of any size capitalization. Under most circumstances, the fund is close to fully invested; cash balances normally do not exceed 10% of total assets. Market timing is not a significant source of performance. Portfolio turnover is 100% or more in most years.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are focused in the technology sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund expects to trade securities very actively, which will likely increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund does not have a full calendar year of operations no performance history has been provided.


10                                                     HARTFORD HLS MUTUAL FUNDS

                                             HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.07%
  Total operating expenses                          0.92%



(1)  Annualized.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $   94
  Year 3                                            $  295
  Year 5                                            $  511
  Year 10                                           $1,135


[SIDE NOTE]

SUB-ADVISER


The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the technology sector.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     11

HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers.


Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.



The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   53.99%
92   16.98%
93   20.80%
94    2.50%
95   30.25%
96   20.70%
97   22.34%
98   15.48%
99   37.46%
00   13.22%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.99%, (1ST QUARTER, 1991) AND THE LOWEST QUARTERLY RETURN WAS -17.31% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                           SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  (APRIL 2, 1984)
   Class IA                      13.22%  21.56%    22.67%          18.40%
   Index                         -9.10%  18.32%    17.44%          18.72%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

12                                                     HARTFORD HLS MUTUAL FUNDS

                                          HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.63%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.66%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 68
  Year 3                                            $212
  Year 5                                            $369
  Year 10                                           $825


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1991

-  Joined Wellington Management in 1979

-  Investment professional since 1974
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     13

HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.


INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.



Wellington Management's investment strategy significantly influences the fund's performance. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

95   36.37%
96   22.91%
97   31.89%
98   16.42%
99    5.31%
00   10.95%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.29%, (2ND QUARTER, 1997) AND THE LOWEST QUARTERLY RETURN WAS -8.06% (3RD QUARTER, 1999).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                       SINCE INCEPTION
                                     1 YEAR  5 YEARS   (MARCH 9, 1994)
  Class IA                            10.95%  17.13%            17.86%
  Index                               -9.10%  18.32%            14.32%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

14                                                     HARTFORD HLS MUTUAL FUNDS

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.65%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.68%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 70
  Year 3                                            $218
  Year 5                                            $380
  Year 10                                           $849


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Laurie A. Gabriel, CFA

-  Senior Vice President and Managing Partner of Wellington Management

-  Manager of the fund since inception (1994)

-  Joined Wellington Management in 1976

-  Investment professional since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     15

HARTFORD FOCUS HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.



Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.



The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.



The key characteristics of growth companies in which the fund typically invests include:



    -  Accelerating earnings and earnings per share growth



    -  A strong balance sheet combined with a high return on equity



    -  Unrecognized or undervalued assets



    -  A strong management team



    -  A leadership position within an industry



    -  Sustainable or increasing dividends



    -  Positive investor sentiment



The fund will consider selling a security when:



    -  Downside risk equals upside potential



    -  Decreasing trend of earnings growth is exhibited



    -  Excessive valuations are reached



The annual portfolio turnover rate is expected to be in excess of 100%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.



The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.



Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


16                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD FOCUS HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None



ANNUAL OPERATING EXPENSES


  (expenses that are deducted from the fund's assets)



  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.10%
  Total operating expenses                          0.95%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $ 97
  Year 3                                            $304


[SIDE NOTE]


SUB-ADVISER



Wellington Management



PORTFOLIO MANAGERS



Rand L. Alexander



-  Senior Vice President of Wellington Management



-  Joined Wellington Management in 1990



-  Investment professional since 1976

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     17

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-dollar securities and may trade in both U.S. and foreign markets.


Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:
    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.
    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.
The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

In recent years, the Fund's annual portfolio turnover rate has exceeded 200%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURN FOR CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   50.37%
00   -7.06%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 32.82%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -7.77% (4TH QUARTER, 2000).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                               SINCE INCEPTION
                                              1 YEAR        (SEPTEMBER 30, 1998)
  Class IA                                          -7.06%               31.15%
  Index                                            -13.18%               18.80%


  INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

18                                                     HARTFORD HLS MUTUAL FUNDS

                                                HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.75%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.06%
  Total operating expenses                          0.81%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $   83
  Year 3                                            $  260
  Year 5                                            $  451
  Year 10                                           $1,005


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Rand L. Alexander

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since inception (1998)

-  Joined Wellington Management in 1990

-  Investment professional since 1976

Andrew S. Offit

-  Vice President of Wellington Management

-  Co-manager of the fund since inception (1998)

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     19

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.


INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.



Wellington Management's investment strategy significantly influences the fund's performance. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURN FOR CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   21.82%
00   -5.64%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 15.65%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -7.02% (4TH QUARTER, 2000).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                  SINCE INCEPTION
                                          1 YEAR  (MAY 29, 1998)
  Class IA                                 -5.64%         12.85%
  Index                                    -9.10%          9.02%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

20                                                     HARTFORD HLS MUTUAL FUNDS

                                             HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.76%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.79%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 81
  Year 3                                            $253
  Year 5                                            $440
  Year 10                                           $981


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (1998)

-  Joined Wellington Management in 1994

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     21

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.


INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in HIMCO's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.

The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2000, approximately 50 percent of the Index was composed of the forty largest companies, the five largest being Pfizer, Inc., General Electric Company, Cisco Systems, Inc., Citigroup, Inc. and Exxon Mobil Corporation.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P 500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   29.53%
92    6.82%
93    9.12%
94    0.94%
95   36.55%
96   22.09%
97   32.61%
98   28.06%
99   20.49%
00   -9.50%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 21.17%, (4TH QUARTER, 1998) AND THE LOWEST QUARTERLY RETURN WAS -10.03% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                           SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS   (MAY 1, 1987)
  Class IA                       -9.50%  17.72%    16.75%          13.92%
  Index                          -9.10%  18.32%    17.44%          15.80%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

22                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.40%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.43%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 44
  Year 3                                            $138
  Year 5                                            $241
  Year 10                                           $543


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

-  Vice President of HIMCO

-  Manager of the fund since 1987

-  Joined HIMCO in 1987

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     23

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. The key characteristics of high quality growth companies are:



    - strong earnings and revenue growth or the potential for strong earnings and revenue growth



    -  good management teams



    -  strong balance sheets



    - attractive relative valuations within a global or regional market or the security's primary trading market



The fund does not generally hedge its foreign currency exposure. The annual portfolio turnover rate is expected to be greater than 200%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.



The fund's focus on large capitalization (above $5 billion) and mid-capitalization (between $2 billion and $20 billion) growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.



Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.



Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.



The fund expects to trade securities very actively, which will likely increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


24                                                     HARTFORD HLS MUTUAL FUNDS

                            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None



ANNUAL OPERATING EXPENSES


  (expenses that are deducted from the fund's assets)



  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.15%
  Total operating expenses                          1.00%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $103
  Year 3                                            $320


[SIDE NOTE]


SUB-ADVISER



Wellington Management



PORTFOLIO MANAGER



Andrew S. Offit



-  Senior Vice President of Wellington Management



-  Joined Wellington Management in 1997



-  Investment professional since 1987

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     25

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by foreign companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-dollar securities and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high-quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91    13.00%
92    -4.43%
93    33.73%
94    -1.94%
95    13.93%
96    12.93%
97     0.34%
98    13.16%
99    39.86%
00   -17.10%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.16%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -16.98% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                                    SINCE INCEPTION
                                    1 YEAR       5 YEARS  10 YEARS  (JULY 2, 1990)
   Class IA                              -17.10%   8.25%     9.14%           7.42%
   Index                                 -15.53%   9.81%     9.84%           7.63%


  INDEX: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

*  Index inception performance from 6/30/90

26                                                     HARTFORD HLS MUTUAL FUNDS

                                   HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.68%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.10%
  Total operating expenses                          0.78%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 80
  Year 3                                            $250
  Year 5                                            $435
  Year 10                                           $969


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Trond Skramstad

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1994

-  Joined Wellington Management in 1993

-  Investment professional since 1990

Andrew S. Offit

-  Vice President of Wellington Management

-  Associate Manager of the fund since 1997

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     27

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt securities and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.



A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:



    -  a well-articulated business plan



    -  experienced management



    -  a sustainable competitive advantage



    -  strong financial characteristics



In addition, valuation analysis, including relevant industry valuations, are used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.



The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.



Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.



Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.



Non-investment grade debt securities entail greater credit risk and greater interest rate risk than do investment grade debt securities. In addition such securities could become harder to value and less liquid than investment grade debt securities.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


28                                                     HARTFORD HLS MUTUAL FUNDS

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None



ANNUAL OPERATING EXPENSES


  (expenses that are deducted from the fund's assets)



  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.15%
  Total operating expenses                          1.00%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $103
  Year 3                                            $320


[SIDE NOTE]


SUB-ADVISER



Wellington Management



PORTFOLIO MANAGER



Edward L. Makin



-  Vice President of Wellington Management



-  Joined Wellington Management in 1994



-  Investment professional since 1987

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     29

HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 2000 this range was between approximately $102 million and $13 billion and the average market capitalization was $2.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.


The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


Wellington Management's investment strategy significantly influences the fund's performance. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.



The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98   26.57%
99   51.81%
00   25.42%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 30.49%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -16.15% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                  SINCE INCEPTION
                                          1 YEAR  (JULY 14, 1997)
  Class IA                                 25.42%         33.76%
  Index                                    17.51%         22.43%


  INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by Standard & Poor's designed to represent price movements in the midcap U.S. equity market.

30                                                     HARTFORD HLS MUTUAL FUNDS

                                                        HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.69%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.72%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 74
  Year 3                                            $231
  Year 5                                            $402
  Year 10                                           $897


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (1997)

-  Joined Wellington Management in 1995

-  Investment professional since 1983
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     31

HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $2 billion and below $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.



The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:



    -  high fundamental investment value



    -  strong management team



    -  strong industry position



The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.



Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.



Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.



Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


32                                                     HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MIDCAP VALUE HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)



  Management fees                                   0.83%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.08%
  Total operating expenses                          0.91%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $ 93
  Year 3                                            $291


[SIDE NOTE]


SUB-ADVISER



Wellington Management



PORTFOLIO MANAGER



James N. Mordy



- Senior Vice President of Wellington Management



- Joined Wellington Management in 1985



- Investment professional since 1985

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     33

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 2000 this range was between approximately $4 million and $14 billion, and the average market capitalization was $618 million. The fund may invest up to 20% of its total assets in securities of foreign issuers.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

    -  have potential for above-average earnings growth,

    -  are undervalued in relation to their investment potential,

    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

    - are relatively obscure and undiscovered by the overall investment community.
Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

97    18.38%
98    11.62%
99    65.83%
00   -13.12%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 35.93%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -19.71% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                             SINCE INCEPTION
                                              1 YEAR        (AUGUST 9, 1996)
  Class IA                                         -13.12%            17.60%
  Index                                             -3.03%            10.72%


  INDEX: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ.

34                                                     HARTFORD HLS MUTUAL FUNDS

                                                 HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.71%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.74%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 76
  Year 3                                            $237
  Year 5                                            $413
  Year 10                                           $921


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli

-  Vice President of Wellington Management

-  Manager of the fund since January 1, 2000

-  Joined Wellington Management in 1994

-  Investment professional since 1990
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     35

HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

INVESTMENT STRATEGY. The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   24.58%
92   10.04%
93   14.34%
94   -1.80%
95   34.10%
96   24.37%
97   31.38%
98   33.47%
99   19.78%
00   -7.04%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.17%, (4TH QUARTER, 1998) AND THE LOWEST QUARTERLY RETURN WAS -9.98% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                             SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS   (AUGUST 31, 1977)
  Class IA                       -7.04%  19.41%    17.48%             15.17%
  Index                          -9.10%  18.32%    17.44%             15.81%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

36                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.46%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.02%
  Total operating expenses                          0.48%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Rand L. Alexander

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1992

-  Joined Wellington Management in 1990

-  Investment professional since 1976

Philip H. Perelmuter

-  Senior Vice President of Wellington Management

-  Associate Manager of the fund since 1995

-  Joined Wellington Management in 1995

-  Investment professional since 1983
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     37

HARTFORD VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL.  The Hartford Value HLS Fund seeks long-term total return.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $5 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers.



The fund's investment approach is based on the fundamental analysis of companies with large market capitalization and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.



The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.



Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.



Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


38                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD VALUE HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.



SHAREHOLDER FEES                                  CLASS IA


  (fees paid directly from your investment)



  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                   0.83%
  Distribution and service (12b-1) fees             None
  Other expenses(1)                                 0.08%
  Total operating expenses                          0.91%



(1)  Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IA


  (with or without redemption)



  Year 1                                            $ 93
  Year 3                                            $291


[SIDE NOTE]


SUB-ADVISER



Wellington Management



PORTFOLIO MANAGEMENT



The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.



John R. Ryan



- Senior Vice President and Managing Partner of Wellington Management



- Joined Wellington Management in 1981



- Investment professional since 1981

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     39

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

INVESTMENT STRATEGY.  The fund allocates its assets among three categories:


    -  stocks



    -  debt securities and



    -  money market instruments

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.
The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.


The fund may invest up to 20% of its total assets in securities of foreign issuers.


--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.
Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.
Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.
Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.
Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   20.33%
92    8.30%
93   12.25%
94   -2.74%
95   28.34%
96   16.59%
97   24.51%
98   24.66%
99   10.59%
00   -0.75%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.92%, (2ND QUARTER, 1997) AND THE LOWEST QUARTERLY RETURN WAS -4.30% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                             SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS   (MARCH 31, 1983)
   Class IA                       -.75%  14.71%    13.75%             12.83%
   S&P 500 Index                 -9.10%  18.32%    17.44%             16.24%
   LGCB Index                    11.85%   6.24%     8.00%              9.45%


  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Lehman Brothers Government/Corporate Bond Index ("LGCB") is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

40                                                     HARTFORD HLS MUTUAL FUNDS

                                                      HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.63%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.66%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 68
  Year 3                                            $212
  Year 5                                            $369
  Year 10                                           $825


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since 1987

-  Joined Wellington Management in 1982

-  Investment professional since 1974

Rand L. Alexander

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since 1992

-  Joined Wellington Management in 1990

-  Investment professional since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     41

HARTFORD GLOBAL ADVISERS HLS FUND*
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.


INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.


The fund actively allocates its assets among three categories:


    -  equity securities


    -  debt securities


    -  money market instruments


The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.


Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.


Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.



* Formerly, Hartford International Advisers HLS Fund


--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.
Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.
Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.
Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.
Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

96   12.25%
97    5.52%
98   13.35%
99   23.16%
00   -6.63%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.17%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -9.05% (3RD QUARTER, 1998).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                               SINCE INCEPTION
                                         1 YEAR       5 YEAR   (MARCH 1, 1995)
  Class IA                                     -6.63%   8.99%           10.30%
  EAFE GDP Index                              -15.53%   9.81%           10.84%
  Salomon Index (ex-U.S.)                       1.59%   3.10%            4.93%


  INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

  Salomon Smith Barney World Government Bond ("Salomon") Index is a market-capitalization weighted index of government bonds representing 18 government bond markets of Europe, Australia, North America and the Far East and the ex-U.S. Index excludes the United States.

  *Index inception performance is from 2/28/95

42                                                     HARTFORD HLS MUTUAL FUNDS

                                               HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------------------------------------------------



YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.76%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.09%
  Total operating expenses                          0.85%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $   87
  Year 3                                            $  372
  Year 5                                            $  473
  Year 10                                           $1,052


[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS

Andrew S. Offit


-  Vice President of Wellington Management

-  Associate Manager of the equity component of the fund since 1997

-  Joined Wellington Management in 1997

-  Investment professional since 1987
Robert L. Evans

-  Senior Vice President of Wellington Management

-  Manager of the debt component of the fund since inception (1995)

-  Joined Wellington Management in 1995

-  Investment professional since 1985
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     43

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.

INVESTMENT STRATEGY.  Debt securities in which the fund invests include
(1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.


The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds, or securities which, if unrated, are determined by HIMCO to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".


The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity restriction, the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 to 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment. When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.
The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the manager expects, the fund could underperform its peers or lose money.
High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   16.43%
92    5.53%
93   10.24%
94   -3.95%
95   18.49%
96    3.52%
97   11.35%
98    8.15%
99   -2.02%
00   11.99%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.40%, (2ND QUARTER, 1995) AND THE LOWEST QUARTERLY RETURN WAS -3.40% (1ST QUARTER, 1994).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                                                 SINCE INCEPTION
                                          1 YEAR            5 YEARS  10 YEARS   (AUGUST 31, 1977)
  Class IA                                           11.99%   6.47%     7.75%              8.67%
  Index                                              11.85%   6.24%     8.00%              9.13%


  INDEX: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

44                                                     HARTFORD HLS MUTUAL FUNDS

                                                          HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.49%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.52%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 53
  Year 3                                            $167
  Year 5                                            $291
  Year 10                                           $654


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since 1996

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     45

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

INVESTMENT STRATEGY. The fund normally invests at least 65%, and may invest up to 100%, of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 to 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.
The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.
Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   4.70%
00   1.03%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 3.14%, (1ST QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -2.02% (1ST QUARTER, 2000).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                              SINCE INCEPTION
                                              1 YEAR       (SEPTEMBER 30, 1998)
  Class IA                                          1.03%               4.18%
  Index                                            -5.86%               -.70%


  INDEX: The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

46                                                     HARTFORD HLS MUTUAL FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.77%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.04%
  Total operating expenses                          0.81%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $   83
  Year 3                                            $  260
  Year 5                                            $  451
  Year 10                                           $1,005


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since inception (1998)

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     47

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. These U. S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 65% of its total assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.
The fund may also purchase asset-backed securities.

In recent years, the Fund's annual portfolio turnover rate has exceeded 400%.


--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.
Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.
Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.
Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Wellington Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the managers' selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus lowering performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   14.71%
92    4.64%
93    6.31%
94   -1.61%
95   16.17%
96    5.07%
97    9.01%
98    6.72%
99    1.52%
00   10.28%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 5.66%, (3RD QUARTER, 1991) AND THE LOWEST QUARTERLY RETURN WAS -2.13 (1ST QUARTER, 1994).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                             SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS   (JANUARY 1, 1985)
  Class IA                      10.28%    6.48%     7.16%              8.50%
  Index                         11.16%    6.91%     7.82%              9.65%


  INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

48                                                     HARTFORD HLS MUTUAL FUNDS

                                           HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.45%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.48%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

-  Senior Vice President of HIMCO

-  Manager of the fund since May 1, 1999

-  Joined HIMCO in 1990

-  Investment professional since 1989
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     49

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.


INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and
(7) repurchase agreements.


The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities. Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   6.01%
92   3.63%
93   2.94%
94   3.95%
95   5.74%
96   5.18%
97   5.31%
98   5.25%
99   4.89%
00   6.10%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.70%, (1ST QUARTER 1991) AND THE LOWEST QUARTERLY RETURN WAS 0.72% (1ST QUARTER, 1994).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                           SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  (JUNE 30, 1980)
  Class IA                       6.10%    5.35%     4.90%           7.31%
  Index                          6.10%    5.27%     4.85%           7.32%



  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.
  Current 7-day yield as of December 31, 2000: 6.20%
  Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 2000: 6.39%
  Please call 1-800-862-6668 for the most recent current and effective yield information.

50                                                     HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.45%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.48%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $ 49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

William H. Davison, Jr.

-  Senior Vice President of HIMCO

-  Manager of the fund since 1992

-  Joined HIMCO in 1990

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     51

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT STRATEGIES AND INVESTMENT MATTERS



INVESTMENT RISKS GENERALLY



There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.



The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments or securities of issuers in the same industry.



USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES



From time to time, as part of its principal investment strategy, each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.



USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES



Although not a principal investment strategy, each fund (other than the Money Market Fund) may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.



FOREIGN INVESTMENTS



The funds that may invest 20% or more of their total assets in securities of foreign issuers or non-dollar securities hold foreign investments as part of their principal investment strategy. Certain other funds may hold foreign investments, but not as a principal investment strategy.



Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due


52                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.



Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.



Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



FOREIGN INVESTMENTS AND EMERGING MARKETS



The funds whose investment strategy discloses that they may invest in foreign investments and emerging markets do so as part of their principal investment strategy. Certain other funds may invest in foreign investments and emerging markets, but not as a principal investment strategy.



The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.



THE FINANCIAL SERVICES SECTOR



The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service industries and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various industries of this sector are subject to risks specific to their businesses.



The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.



The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.



The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.



The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending.


HARTFORD HLS MUTUAL FUNDS                                                     53

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.



SMALL CAPITALIZATION COMPANIES



The funds whose investment strategy discloses that they may invest in securities of small capitalization companies do so as part of their principal investment strategy. Certain other funds may hold securities of such companies, but not as a principal investment strategy.



Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.



ABOUT EACH FUND'S INVESTMENT GOAL



The investment goal of the following funds may be changed without a shareholder vote: Global Communications HLS Fund, Global Financial Services HLS Fund, Focus HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, MidCap Value HLS Fund, and Value HLS Fund. The investment goal of the other funds may be changed only with the approval of the fund's shareholders. A fund may not be able to achieve its goal.



CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



Certain funds are expected to have relatively high portfolio turnover. The other funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund. The funds are not managed to achieve a particular tax result for shareholders.



ADDITIONAL INVESTMENT STRATEGIES AND RISKS



Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).



TERMS USED IN THIS PROSPECTUS



Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.



Foreign Issuers: (1) Companies organized outside the United States and (2) foreign governments and agencies or instrumentalities of foreign governments.



Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.


MANAGEMENT OF THE FUNDS


THE INVESTMENT ADVISER



HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $171.5 billion in assets. As of December 31, 2000 HL Advisors had over
$47.2 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.



THE INVESTMENT SUB-ADVISERS



Wellington Management is the investment sub-adviser to each of the funds other than those sub-advised by HIMCO.



Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000 Wellington Management had investment management


54                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

authority over approximately $274 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.



The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $65.3 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES

Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

INDEX FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
All Assets                                               0.400%

MONEY MARKET FUND AND MORTGAGE SECURITIES FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
All Assets                                               0.450%

BOND FUND AND STOCK FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.525%
Next $250,000,000                                        0.500%
Next $500,000,000                                        0.475%
Amount Over $1 Billion                                   0.450%


ADVISERS FUND, CAPITAL APPRECIATION FUND, DIVIDEND AND GROWTH FUND, GLOBAL LEADERS FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND, INTERNATIONAL ADVISERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND, AND SMALL COMPANY FUND


NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.775%
Next $250,000,000                                        0.725%
Next $500,000,000                                        0.675%
Amount Over $1 Billion                                   0.625%


VALUE FUND AND MIDCAP VALUE FUND



NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.825%
Next $250,000,000                                        0.775%
Next $500,000,000                                        0.725%
Amount Over $1 Billion                                   0.675%



GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY FUND, INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL SMALL COMPANY FUND AND FOCUS FUND



NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.850%
Next $250,000,000                                        0.800%
Amount Over $500,000,000                                 0.750%



For the year ended December 31, 2000, the investment advisory fees and administrative fees paid to HL Advisors and Hartford Life, expressed as a percentage of net assets, were as follows:



FUND NAME                                           ANNUAL RATE
---------                                           -----------
Hartford Advisers HLS Fund                                0.63%
Hartford Bond HLS Fund                                    0.49%
Hartford Capital Appreciation HLS Fund                    0.63%
Hartford Dividend and Growth HLS Fund                     0.65%
Hartford Focus HLS Fund                                     --
Hartford Global Advisers HLS Fund                         0.76%
Hartford Global Communications HLS Fund                     --
Hartford Global Financial Services HLS Fund                 --
Hartford Global Health HLS Fund                           0.85%
Hartford Global Leaders HLS Fund                          0.75%
Hartford Global Technology HLS Fund                       0.85%
Hartford Growth and Income HLS Fund                       0.76%
Hartford High Yield HLS Fund                              0.77%
Hartford Index HLS Fund                                   0.40%
Hartford International Capital Appreciation Fund            --
Hartford International Opportunities HLS Fund             0.68%
Hartford International Small Company HLS Fund               --
Hartford MidCap HLS Fund                                  0.69%
Hartford MidCap Value HLS Fund                              --
Hartford Money Market HLS Fund                            0.45%
Hartford Mortgage Securities HLS Fund                     0.45%
Hartford Small Company HLS Fund                           0.71%
Hartford Stock HLS Fund                                   0.45%
Hartford Value HLS Fund                                     --



PURCHASE AND REDEMPTION OF FUND SHARES



The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment


HARTFORD HLS MUTUAL FUNDS                                                     55

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").



The funds offer two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.



Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.



Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.



For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.



A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.


DETERMINATION OF NET ASSET VALUE


The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value.



The funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the


56                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in a fund's net asset value.


DIVIDENDS AND DISTRIBUTIONS


Accounts receive such dividends and distributions as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.



Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.


EXCHANGE PRIVILEGES


Variable contract owners may exchange shares in each fund as indicated by the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.


FEDERAL INCOME TAXES


For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.



Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.



For more information about the tax status of the Funds, see "Taxes" in the SAI.


BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.


VARIABLE CONTRACT OWNER VOTING RIGHTS



With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.



PLAN PARTICIPANT VOTING RIGHTS



With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.


PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence

HARTFORD HLS MUTUAL FUNDS                                                     57

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.


Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.


58                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD GLOBAL HEALTH HLS FUND



These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                                   CLASS IA - PERIOD ENDED:
                                                                      5/1/00-12/31/00 a
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                                0.003
Net realized and unrealized gain (loss) on investments                      0.477
                                                                          -------
Total from investment operations                                            0.480
Less distributions:
  Dividends from net investment income                                     (0.003)
  Distributions from net realized gain on investments                      (0.035)
  Return of capital                                                         0.000
                                                                          -------
Total from distributions                                                   (0.038)
                                                                          -------
Net increase (decrease) in net asset value                                  0.442
Net asset value, end of period                                             $1.442
                                                                          -------
TOTAL RETURN                                                               48.18% b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                 $123,533
Ratio of expenses to average net assets                                     0.90% c
Ratio of net investment income (loss) to average net assets                 0.59%
Portfolio turnover rate                                                    46.10%



  a The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
  b  Not annualized.
  c  Annualized.


HARTFORD HLS MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD GLOBAL TECHNOLOGY HLS FUND



These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                                   CLASS IA - PERIOD ENDED:
                                                                      5/1/00-12/31/00 a
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                               (0.001)
Net realized and unrealized gain (loss) on investments                     (0.362)
                                                                          -------
Total from investment operations                                           (0.363)
Less distributions:
  Dividends from net investment income                                      0.000
  Distributions from net realized gain on investments                       0.000
  Return of capital                                                         0.000
                                                                          -------
Total from distributions                                                    0.000
                                                                          -------
Net increase (decrease) in net asset value                                 (0.363)
Net asset value, end of period                                             $0.637
                                                                          -------
TOTAL RETURN                                                              (37.37%)b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $71,276
Ratio of expenses to average net assets                                     0.92% c
Ratio of net investment income (loss) to average net assets                (0.44%)c
Portfolio turnover rate                                                   149.90%



  a The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
  b  Not annualized.
  c  Annualized.


60                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                     CLASS IA - PERIOD ENDED:
                                                                   12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                                                                  -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $6.095       $4.759       $4.410       $3.914       $3.490
Net investment income (loss)                                           0.041        0.023        0.025        0.020        0.022
Net realized and unrealized gain (loss) on investments                 0.757        1.643        0.525        0.794        0.655
                                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                                       0.798        1.666        0.550        0.814        0.677
Less distributions:
  Dividends from net investment income                                (0.039)      (0.018)      (0.026)      (0.022)      (0.025)
  Distributions from net realized gain on investments                 (0.928)      (0.312)      (0.175)      (0.296)      (0.228)
  Return of capital                                                    0.000        0.000        0.000        0.000        0.000
                                                                  ----------   ----------   ----------   ----------   ----------
Total from distributions                                              (0.967)      (0.330)      (0.201)      (0.318)      (0.253)
                                                                  ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value                            (0.169)       1.336        0.349        0.496        0.424
Net asset value, end of period                                        $5.926       $6.095       $4.759       $4.410       $3.914
                                                                  ----------   ----------   ----------   ----------   ----------
TOTAL RETURN                                                          13.22%       37.46%       15.48%       22.34%       20.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $9,581,898   $7,963,003   $5,807,480   $4,802,992   $3,386,670
Ratio of expenses to average net assets                                0.66%        0.66%        0.64%        0.64%        0.65%
Ratio of net investment income (loss) to average net assets            0.64%        0.46%        0.59%        0.44%        0.60%
Portfolio turnover rate                                              108.20%       66.40%       51.20%       57.60%       85.40%


HARTFORD HLS MUTUAL FUNDS                                                     61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                     CLASS IA - PERIOD ENDED:
                                                                    12/31/00     12/31/99     12/31/98     12/31/97    12/31/96
                                                                   -----------  -----------  -----------  -----------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $2.149       $2.160       $1.952       $1.547     $1.317
Net investment income (loss)                                            0.035        0.034        0.033        0.035      0.034
Net realized and unrealized gain (loss) on investments                  0.178        0.075        0.280        0.445      0.258
                                                                   ----------   ----------   ----------   ----------   --------
Total from investment operations                                        0.213        0.109        0.313        0.480      0.292
Less distributions:
  Dividends from net investment income                                 (0.034)      (0.035)      (0.035)      (0.031)    (0.034)
  Distributions from net realized gain on investments                  (0.204)      (0.085)      (0.070)      (0.044)    (0.028)
  Return of capital                                                     0.000        0.000        0.000        0.000      0.000
                                                                   ----------   ----------   ----------   ----------   --------
Total from distributions                                               (0.238)      (0.120)      (0.105)      (0.075)    (0.062)
                                                                   ----------   ----------   ----------   ----------   --------
Net increase (decrease) in net asset value                             (0.025)      (0.011)       0.208        0.405      0.230
Net asset value, end of period                                         $2.124       $2.149       $2.160       $1.952     $1.547
                                                                   ----------   ----------   ----------   ----------   --------
TOTAL RETURN                                                           10.95%        5.31%       16.42%       31.89%     22.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $3,189,857   $3,207,733   $3,031,293   $1,994,653   $879,980
Ratio of expenses to average net assets                                 0.68%        0.68%        0.66%        0.68%      0.73%
Ratio of net investment income (loss) to average net assets             1.70%        1.60%        1.81%        2.21%      2.52%
Portfolio turnover rate                                                59.40%       55.90%       48.20%       34.20%     56.90%


62                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                           CLASS IA - PERIOD ENDED:
                                                                   12/31/00   12/31/99   9/30/98-12/31/98 a
                                                                   ---------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.913     $1.285          $1.00
Net investment income (loss)                                         0.008      0.003          0.001
Net realized and unrealized gain (loss) on investments              (0.142)     0.642          0.318
                                                                   -------    -------        -------
Total from investment operations                                    (0.134)     0.645          0.319
Less distributions:
  Dividends from net investment income                              (0.009)    (0.003)        (0.002)
  Distributions from net realized gain on investments               (0.011)    (0.014)        (0.032)
  Return of capital                                                  0.000      0.000          0.000
                                                                   -------    -------        -------
Total from distributions                                            (0.020)    (0.017)        (0.034)
                                                                   -------    -------        -------
Net increase (decrease) in net asset value                          (0.154)     0.628          0.285
Net asset value, end of period                                      $1.759     $1.913         $1.285
                                                                   -------    -------        -------
TOTAL RETURN                                                        (7.06%)    50.37%         31.88% b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $572,217   $179,675        $5,761
Ratio of expenses to average net assets                              0.81%      0.86%          0.89% c
Ratio of net investment income (loss) to average net assets          0.63%      0.54% d        0.63% c,d
Portfolio turnover rate                                            366.60%    207.40%         47.90%


  a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

HARTFORD HLS MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                           CLASS IA - PERIOD ENDED:
                                                                   12/31/00   12/31/99   5/29/98-12/31/98 a
                                                                   ---------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $1.432     $1.186        $1.000
Net investment income (loss)                                          0.005      0.004         0.005
Net realized and unrealized gain (loss) on investments               (0.085)     0.255         0.185
                                                                   --------   --------       -------
Total from investment operations                                     (0.080)     0.259         0.190
Less distributions:
  Dividends from net investment income                               (0.005)    (0.004)       (0.004)
  Distributions from net realized gain on investments                (0.021)    (0.009)        0.000
  Return of capital                                                   0.000      0.000         0.000
                                                                   --------   --------       -------
Total from distributions                                             (0.026)    (0.013)       (0.004)
                                                                   --------   --------       -------
Net increase (decrease) in net asset value                           (0.106)     0.246         0.186
Net asset value, end of period                                       $1.326     $1.432        $1.186
                                                                   --------   --------       -------
TOTAL RETURN                                                         (5.64%)    21.82%        19.05% b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $379,905   $201,857       $25,312
Ratio of expenses to average net assets                               0.79%      0.82%         0.28% c
Ratio of net investment income (loss) to average net assets           0.41%      0.63%         1.42% c,d
Portfolio turnover rate                                              72.80%     53.80%        29.60%


  a The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

64                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                     CLASS IA - PERIOD ENDED:
                                                                    12/31/00     12/31/99     12/31/98     12/31/97    12/31/96
                                                                   -----------  -----------  -----------  -----------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $4.189       $3.570       $2.878       $2.382     $2.028
Net investment income (loss)                                            0.030        0.034        0.032        0.035      0.044
Net realized and unrealized gain (loss) on investments                 (0.424)       0.685        0.759        0.692      0.393
                                                                   ----------   ----------   ----------   ----------   --------
Total from investment operations                                       (0.394)       0.719        0.791        0.727      0.437
Less distributions:
  Dividends from net investment income                                 (0.031)      (0.040)      (0.027)      (0.035)    (0.044)
  Distributions from net realized gain on investments                  (0.039)      (0.060)      (0.072)      (0.196)    (0.039)
  Return of capital                                                     0.000        0.000        0.000        0.000      0.000
                                                                   ----------   ----------   ----------   ----------   --------
Total from distributions                                               (0.070)      (0.100)      (0.099)      (0.231)    (0.083)
                                                                   ----------   ----------   ----------   ----------   --------
Net increase (decrease) in net asset value                             (0.464)       0.619        0.692        0.496      0.354
Net asset value, end of period                                         $3.725       $4.189       $3.570       $2.878     $2.382
                                                                   ----------   ----------   ----------   ----------   --------
TOTAL RETURN                                                           (9.50%)      20.49%       28.06%       32.61%     22.09%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $2,387,000   $2,581,436   $1,846,117   $1,123,455   $621,065
Ratio of expenses to average net assets                                 0.43%        0.43%        0.40%        0.39%      0.39%
Ratio of net investment income (loss) to average net assets             0.75%        0.95%        1.21%        1.52%      2.07%
Portfolio turnover rate                                                 6.70%        2.80%        4.50%        5.70%     19.30%


HARTFORD HLS MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                     CLASS IA - PERIOD ENDED:
                                                                    12/31/00     12/31/99     12/31/98     12/31/97    12/31/96
                                                                   -----------  -----------  -----------  -----------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $1.876       $1.355       $1.294       $1.407     $1.306
Net investment income (loss)                                            0.018        0.019        0.021        0.022      0.023
Net realized and unrealized gain (loss) on investments                 (0.314)       0.520        0.147       (0.019)     0.140
                                                                   ----------   ----------   ----------   ----------   --------
Total from investment operations                                       (0.296)       0.539        0.168        0.003      0.163
Less distributions:
  Dividends from net investment income                                 (0.023)      (0.018)      (0.019)      (0.012)    (0.025)
  Distributions from net realized gain on investments                  (0.193)       0.000       (0.088)      (0.104)    (0.037)
  Return of capital                                                     0.000        0.000        0.000        0.000      0.000
                                                                   ----------   ----------   ----------   ----------   --------
Total from distributions                                               (0.216)      (0.018)      (0.107)      (0.116)    (0.062)
                                                                   ----------   ----------   ----------   ----------   --------
Net increase (decrease) in net asset value                             (0.512)       0.521        0.061       (0.113)     0.101
Net asset value, end of period                                         $1.364       $1.876       $1.355       $1.294     $1.407
                                                                   ----------   ----------   ----------   ----------   --------
TOTAL RETURN                                                          (17.10%)      39.86%       13.16%        0.34%     12.93%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $1,326,609   $1,574,836   $1,196,694   $1,092,946   $996,543
Ratio of expenses to average net assets                                 0.78%        0.78%        0.77%        0.77%      0.79%
Ratio of net investment income (loss) to average net assets             1.16%        1.20%        1.51%        1.48%      1.74%
Portfolio turnover rate                                                158.8%      133.20%      157.40%       72.70%     70.00%


66                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                             CLASS IA - PERIOD ENDED:7/15/97-
                                                                   12/31/00   12/31/99   12/31/98   12/31/97 a
                                                                   ---------  ---------  ---------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $2.053     $1.439     $1.137    $1.000
Net investment income (loss)                                         (0.001)     0.000     (0.001)    0.001
Net realized and unrealized gain (loss) on investments                0.518      0.725      0.303     0.137
                                                                   --------   --------   --------   -------
Total from investment operations                                      0.517      0.725      0.302     0.138
Less distributions:
  Dividends from net investment income                                0.000      0.000     (0.000)   (0.001)
  Distributions from net realized gain on investments                (0.103)    (0.111)     0.000     0.000
  Return of capital                                                   0.000      0.000      0.000     0.000
                                                                   --------   --------   --------   -------
Total from distributions                                             (0.103)    (0.111)    (0.000)   (0.001)
                                                                   --------   --------   --------   -------
Net increase (decrease) in net asset value                            0.414      0.614      0.302     0.137
Net asset value, end of period                                       $2.467     $2.053     $1.439    $1.137
                                                                   --------   --------   --------   -------
TOTAL RETURN                                                         25.42%     51.81%     26.57%    13.81% b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $1,774,047 $672,678   $143,494   $27,589
Ratio of expenses to average net assets                               0.72%      0.79%      0.79%     0.46% c,d
Ratio of net investment income (loss) to average net assets          (0.08%)    (0.15%)    (0.15%)    0.45% c,d
Portfolio turnover rate                                              137.6%    120.70%    134.10%    46.10%


  a The Fund was declared effective by the Securities and Exchange Commission on July 15, 1997.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

HARTFORD HLS MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                      CLASS IA - PERIOD ENDED:
                                                                   12/31/00   12/31/99   12/31/98   12/31/97   8/9/96-12/31/96 a
                                                                   ---------  ---------  ---------  ---------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $2.188     $1.321     $1.202     $1.069       $1.000
Net investment income (loss)                                          0.003     (0.005)    (0.002)     0.001        0.002
Net realized and unrealized gain (loss) on investments               (0.254)     0.875      0.141      0.195        0.069
                                                                   --------   --------   --------   --------       ------
Total from investment operations                                     (0.251)     0.870      0.139      0.196        0.071
Less distributions:
  Dividends from net investment income                                0.000      0.000      0.000     (0.001)      (0.002)
  Distributions from net realized gain on investments                (0.250)    (0.003)    (0.020)    (0.062)       0.000
  Return of capital                                                   0.000      0.000      0.000      0.000        0.000
                                                                   --------   --------   --------   --------       ------
Total from distributions                                             (0.250)    (0.003)    (0.020)    (0.063)      (0.002)
                                                                   --------   --------   --------   --------       ------
Net increase (decrease) in net asset value                           (0.501)     0.867      0.119      0.133        0.069
Net asset value, end of period                                       $1.687     $2.188     $1.321     $1.202       $1.069
                                                                   --------   --------   --------   --------       ------
TOTAL RETURN                                                        (13.12%)    65.83%     11.62%     18.38%        7.15% b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $908,886   $757,302   $350,734   $210,769      $42,812
Ratio of expenses to average net assets                               0.74%      0.78%      0.77%      0.77%        0.72% c,d
Ratio of net investment income (loss) to average net assets              --     (0.45%)    (0.24%)     0.08%        0.31% c,d
Portfolio turnover rate                                             194.50%    181.30%    235.70%    222.20%       31.80%


  a The Fund was declared effective by the Securities and Exchange Commission on August 9, 1996.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

68                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                     CLASS IA - PERIOD ENDED:
                                                                   12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                                                                  -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $7.147       $6.562       $5.123       $4.143       $3.527
Net investment income (loss)                                           0.039        0.050        0.051        0.050        0.060
Net realized and unrealized gain (loss) on investments                (0.500)       1.143        1.622        1.196        0.763
                                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                                      (0.461)       1.193        1.673        1.246        0.823
Less distributions:
  Dividends from net investment income                                (0.041)      (0.049)      (0.050)      (0.049)      (0.059)
  Distributions from net realized gain on investments                 (0.765)      (0.559)      (0.184)      (0.217)      (0.148)
  Return of capital                                                    0.000        0.000        0.000        0.000        0.000
                                                                  ----------   ----------   ----------   ----------   ----------
Total from distributions                                              (0.806)      (0.608)      (0.234)      (0.266)      (0.207)
                                                                  ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value                            (1.267)       0.585        1.439        0.980        0.616
Net asset value, end of period                                        $5.880       $7.147       $6.562       $5.123       $4.143
                                                                  ----------   ----------   ----------   ----------   ----------
TOTAL RETURN                                                          (7.04%)      19.78%       33.47%       31.38%       24.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $9,590,018   $9,400,385   $7,183,046   $4,713,322   $2,994,209
Ratio of expenses to average net assets                                0.48%        0.48%        0.46%        0.45%        0.46%
Ratio of net investment income (loss) to average net assets            0.64%        0.80%        0.95%        1.11%        1.59%
Portfolio turnover rate                                               40.20%       38.50%       27.10%       31.60%       42.30%


HARTFORD HLS MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                     CLASS IA - PERIOD ENDED:
                                                                   12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                                                                  -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $2.965       $2.985       $2.527       $2.169       $1.958
Net investment income (loss)                                           0.068        0.068        0.061        0.056        0.059
Net realized and unrealized gain (loss) on investments                (0.088)       0.221        0.546        0.455        0.255
                                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                                      (0.020)       0.289        0.607        0.511        0.314
Less distributions:
  Dividends from net investment income                                (0.023)      (0.063)      (0.060)      (0.055)      (0.059)
  Distributions from net realized gain on investments                 (0.257)      (0.246)      (0.089)      (0.098)      (0.044)
  Return of capital                                                    0.000        0.000        0.000        0.000        0.000
                                                                  ----------   ----------   ----------   ----------   ----------
Total from distributions                                              (0.280)      (0.309)      (0.149)      (0.153)      (0.103)
                                                                  ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value                            (0.300)      (0.020)       0.458        0.358        0.211
Net asset value, end of period                                        $2.665       $2.965       $2.985       $2.527       $2.169
                                                                  ----------   ----------   ----------   ----------   ----------
TOTAL RETURN                                                          (0.75%)      10.59%       24.66%       24.51%       16.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $13,430,507  $14,082,895  $11,805,411  $8,283,912   $5,879,529
Ratio of expenses to average net assets                                0.66%        0.65%        0.63%        0.63%        0.63%
Ratio of net investment income (loss) to average net assets            2.47%        2.46%        2.40%        2.44%        2.92%
Portfolio turnover rate                                               40.40%       38.40%       36.70%       36.10%       53.80%


70                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD GLOBAL ADVISERS HLS FUND, INC.


These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                 CLASS IA - PERIOD ENDED:
                                                                   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                                   ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $1.397     $1.155     $1.175     $1.167     $1.109
Net investment income (loss)                                          0.046      0.040      0.064      0.056      0.040
Net realized and unrealized gain (loss) on investments               (0.134)     0.227      0.082      0.006      0.093
                                                                   --------   --------   --------   --------   --------
Total from investment operations                                     (0.088)     0.267      0.146      0.062      0.133
Less distributions:
  Dividends from net investment income                               (0.071)    (0.025)    (0.039)    (0.050)    (0.051)
  Distributions from net realized gain on investments                (0.089)     0.000     (0.032)    (0.004)    (0.024)
  Return of capital                                                   0.000      0.000     (0.089)     0.000      0.000
                                                                   --------   --------   --------   --------   --------
Total from distributions                                             (0.160)    (0.025)    (0.166)    (0.054)    (0.075)
                                                                   --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                           (0.248)     0.242     (0.020)     0.008      0.058
Net asset value, end of period                                       $1.149     $1.397     $1.155     $1.175     $1.167
                                                                   --------   --------   --------   --------   --------
TOTAL RETURN                                                         (6.63%)    23.16%     13.35%      5.52%     12.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $384,648   $396,147   $285,853   $207,582   $104,486
Ratio of expenses to average net assets                               0.85%      0.85%      0.86%      0.87%      0.96%
Ratio of net investment income (loss) to average net assets           2.72%      2.59%      2.77%      3.08%      3.24%
Portfolio turnover rate                                             184.00%    141.50%    161.10%    162.50%     95.20%


HARTFORD HLS MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BOND HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                 CLASS IA - PERIOD ENDED:
                                                                   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                                   ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $0.994     $1.081     $1.050    $1.000      $1.028
Net investment income (loss)                                          0.069      0.062      0.053     0.063       0.064
Net realized and unrealized gain (loss) on investments                0.050     (0.084)     0.032     0.047      (0.029)
                                                                   --------   --------   --------   -------    --------
Total from investment operations                                      0.119     (0.022)     0.085     0.110       0.035
Less distributions:
  Dividends from net investment income                               (0.005)    (0.058)    (0.054)   (0.060)     (0.063)
  Distributions from net realized gain on investments                 0.000     (0.007)     0.000     0.000       0.000
  Return of capital                                                   0.000      0.000      0.000     0.000       0.000
                                                                   --------   --------   --------   -------    --------
Total from distributions                                             (0.005)    (0.065)    (0.054)   (0.060)     (0.063)
                                                                   --------   --------   --------   -------    --------
Net increase (decrease) in net asset value                            0.114     (0.087)     0.031     0.050      (0.028)
Net asset value, end of period                                       $1.108     $0.994     $1.081    $1.050      $1.000
                                                                   --------   --------   --------   -------    --------
TOTAL RETURN                                                         11.99%     (2.02%)     8.15%    11.35%       3.52%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $1,033,043 $978,861   $902,480   $552,870   $402,548
Ratio of expenses to average net assets                               0.52%      0.52%      0.50%     0.51%       0.52%
Ratio of net investment income (loss) to average net assets           6.54%      6.09%      5.86%     6.58%       6.37%
Portfolio turnover rate                                             168.50%    110.70%    122.30%   112.90% a   212.00%
Current Yield b                                                       6.13%      7.02%      5.92%     6.34%       6.25%



  a  Excluding mortgage dollar rolls
  b The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.


72                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                          CLASS IA - PERIOD ENDED:
                                                                   12/31/00  12/31/99  9/30/98-12/31/98 a
                                                                   --------  --------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.005    $1.017        $1.00
Net investment income (loss)                                         0.078     0.060        0.019
Net realized and unrealized gain (loss) on investments              (0.068)   (0.013)       0.017
                                                                   -------   -------       ------
Total from investment operations                                     0.010     0.047        0.036
Less distributions:
  Dividends from net investment income                              (0.076)   (0.059)      (0.019)
  Distributions from net realized gain on investments                0.000     0.000        0.000
  Return of capital                                                  0.000     0.000        0.000
                                                                   -------   -------       ------
Total from distributions                                            (0.076)   (0.059)      (0.019)
                                                                   -------   -------       ------
Net increase (decrease) in net asset value                          (0.066)   (0.012)       0.017
Net asset value, end of period                                      $0.939    $1.005       $1.017
                                                                   -------   -------       ------
TOTAL RETURN                                                         1.03%     4.70%        3.59% b
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $66,104   $52,731      $14,482
Ratio of expenses to average net assets                              0.81%     0.72%        0.35% c
Ratio of net investment income (loss) to average net assets          9.15%     8.36%        8.04% c,d
Portfolio turnover rate                                             69.40%    46.90%       15.40%
Current Yield e                                                     10.75%     9.65%        8.90%



  a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.


HARTFORD HLS MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                 CLASS IA - PERIOD ENDED:
                                                                   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                                   ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $1.039     $1.085     $1.084    $1.056      $1.071
Net investment income (loss)                                          0.075      0.068      0.067     0.071       0.069
Net realized and unrealized gain (loss) on investments                0.032     (0.052)     0.006     0.022      (0.018)
                                                                   --------   --------   --------   -------    --------
Total from investment operations                                      0.107      0.016      0.073     0.093       0.051
Less distributions:
  Dividends from net investment income                               (0.008)    (0.062)    (0.067)   (0.065)     (0.066)
  Distributions from net realized gain on investments                 0.000      0.000     (0.003)    0.000       0.000
  Return of capital                                                   0.000      0.000     (0.002)    0.000       0.000
                                                                   --------   --------   --------   -------    --------
Total from distributions                                             (0.008)    (0.062)    (0.072)   (0.065)     (0.066)
                                                                   --------   --------   --------   -------    --------
Net increase (decrease) in net asset value                            0.099     (0.046)     0.001     0.028      (0.015)
Net asset value, end of period                                       $1.138     $1.039     $1.085    $1.084      $1.056
                                                                   --------   --------   --------   -------    --------
TOTAL RETURN                                                         10.28%      1.52%      6.72%     9.01%       5.07%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $310,825   $339,767   $356,834   $325,702   $325,495
Ratio of expenses to average net assets                               0.48%      0.48%      0.46%     0.45%       0.45%
Ratio of net investment income (loss) to average net assets           6.43%      5.98%      6.18%     6.60%       6.67%
Portfolio turnover rate                                              534.3%    472.00%    207.80%    46.50% a   201.00%
Current Yield b                                                       6.68%      6.83%      6.15%     6.66%       6.67%



  a  Excluding mortgage dollar rolls
  b The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.


74                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                                   CLASS IA - PERIOD ENDED:
                                                                    12/31/00     12/31/99    12/31/98   12/31/97   12/31/96
                                                                   -----------  -----------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $1.000       $1.000     $1.000     $1.000     $1.000
Net investment income (loss)                                            0.059        0.070      0.051      0.049      0.050
Net realized and unrealized gain (loss) on investments                  0.000        0.000      0.000      0.000      0.000
                                                                   ----------   ----------   --------   --------   --------
Total from investment operations                                        0.059        0.070      0.051      0.049      0.050
Less distributions:
  Dividends from net investment income                                 (0.059)      (0.070)    (0.051)    (0.049)    (0.050)
  Distributions from net realized gain on investments                   0.000        0.000      0.000      0.000      0.000
  Return of capital                                                     0.000        0.000      0.000      0.000      0.000
                                                                   ----------   ----------   --------   --------   --------
Total from distributions                                               (0.059)      (0.070)    (0.051)    (0.049)    (0.050)
                                                                   ----------   ----------   --------   --------   --------
Net increase (decrease) in net asset value                              0.000        0.000      0.000      0.000      0.000
Net asset value, end of period                                         $1.000       $1.000     $1.000     $1.000     $1.000
                                                                   ----------   ----------   --------   --------   --------
TOTAL RETURN                                                            6.10%        4.89%      5.25%      5.31%      5.18%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $1,242,275   $1,257,436   $872,486   $612,480   $542,586
Ratio of expenses to average net assets                                 0.48%        0.47%      0.45%      0.44%      0.44%
Ratio of net investment income (loss) to average net assets             5.91%        4.81%      5.12%      5.21%      5.04%
Portfolio turnover rate
                                                                          ---          ---        ---        ---        ---
Current Yield a                                                         6.20%        5.34%      4.79%      5.36%      5.10%
Effective Yield a                                                       6.39%        5.49%      4.90%      5.50%      5.23%



  a The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.


HARTFORD HLS MUTUAL FUNDS                                                     75

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-732-0330.


BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)


ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:


Global Communications HLS Fund                                         811-08629
Global Financial Services HLS Fund                                     811-08629
Global Health HLS Fund                                                 811-08629
Global Technology HLS Fund                                             811-08629
Capital Appreciation HLS Fund                                          811-04005
Dividend and Growth HLS Fund                                           811-08186
Global Leaders HLS Fund                                                811-08629
Growth and Income HLS Fund                                             811-08629
Index HLS Fund                                                         811-05045
International Opportunities HLS Fund                                   811-06059
International Capital Appreciation HLS Fund                            811-08629
International Small Company HLS Fund                                   811-08629
Value HLS Fund                                                         811-08629
MidCap HLS Fund                                                        811-08185
MidCap Value HLS Fund                                                  811-08629
Focus HLS Fund                                                         811-08629
Small Company HLS Fund                                                 811-07557
Stock HLS Fund                                                         811-02630
Advisers HLS Fund                                                      811-03659
Global Advisers HLS Fund                                               811-08804
Bond HLS Fund                                                          811-03660
High Yield HLS Fund                                                    811-08629
Mortgage Securities HLS Fund                                           811-04201
Money Market HLS Fund                                                  811-03662

                                                     HARTFORD HLS FUNDS
                                                     FOR USE WITH THE HARTFORD
                                                     VARIABLE INSURANCE PRODUCTS
                                                     AND CERTAIN QUALIFIED RETIREMENT PLANS
                                                     CLASS IB SHARES


AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.



                         PROSPECTUS
EFFECTIVE MAY 1, 2001

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                               HARTFORD HLS FUNDS


                         CLASS IB SHARES
                         PROSPECTUS
                         MAY 1, 2001


                                  SECTOR FUNDS

GLOBAL COMMUNICATIONS HLS FUND

GLOBAL FINANCIAL SERVICES HLS FUND

GLOBAL HEALTH HLS FUND

GLOBAL TECHNOLOGY HLS FUND

                                  STOCK FUNDS

CAPITAL APPRECIATION HLS FUND

DIVIDEND AND GROWTH HLS FUND


FOCUS HLS FUND


GLOBAL LEADERS HLS FUND

GROWTH AND INCOME HLS FUND

INDEX HLS FUND


INTERNATIONAL CAPITAL APPRECIATION HLS FUND



INTERNATIONAL OPPORTUNITIES HLS FUND



INTERNATIONAL SMALL COMPANY HLS FUND


MIDCAP HLS FUND


MIDCAP VALUE HLS FUND


SMALL COMPANY HLS FUND

STOCK HLS FUND


VALUE HLS FUND


                             ASSET ALLOCATION FUNDS

ADVISERS HLS FUND

GLOBAL ADVISERS HLS FUND

                                   BOND FUNDS

BOND HLS FUND

HIGH YIELD HLS FUND

MORTGAGE SECURITIES HLS FUND

                               MONEY MARKET FUND

MONEY MARKET HLS FUND


HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------


The Hartford HLS Funds is a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted by the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus.



Hartford Series Fund, Inc. is a corporation comprised of fourteen investment portfolios, each of which is a Hartford HLS Fund. The other Hartford HLS Funds are each separate corporations.



Class IA shares are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.


The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("HIMCO"). Information regarding HL Advisors, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of each fund's goals,               Hartford Global Communications HLS Fund                  4
strategies, risks, performance and            Hartford Global Financial Services HLS Fund              6
fees.                                         Hartford Global Health HLS Fund                          8
                                              Hartford Global Technology HLS Fund                     10
                                              Hartford Capital Appreciation HLS Fund                  12
                                              Hartford Dividend and Growth HLS Fund                   14
                                              Hartford Focus HLS Fund                                 16
                                              Hartford Global Leaders HLS Fund                        18
                                              Hartford Growth and Income HLS Fund                     20
                                              Hartford Index HLS Fund                                 22
                                              Hartford International Capital Appreciation HLS         24
                                              Fund
                                              Hartford International Opportunities HLS Fund           26
                                              Hartford International Small Company HLS Fund           28
                                              Hartford MidCap HLS Fund                                30
                                              Hartford MidCap Value HLS Fund                          32
                                              Hartford Small Company HLS Fund                         34
                                              Hartford Stock HLS Fund                                 36
                                              Hartford Value HLS Fund                                 38
                                              Hartford Advisers HLS Fund                              40
                                              Hartford Global Advisers HLS Fund                       42
                                              Hartford Bond HLS Fund                                  44
                                              Hartford High Yield HLS Fund                            46
                                              Hartford Mortgage Securities HLS Fund                   48
                                              Hartford Money Market HLS Fund                          50

Further information on the                    Investment strategies and investment matters            52
funds.                                        Management of the funds                                 54
                                              Purchase and Redemption of fund shares                  56
                                              Distribution Plan                                       56
                                              Determination of net asset value                        57
                                              Dividends and distributions                             57
                                              Exchange privileges                                     57
                                              Federal income taxes                                    58
                                              Brokerage commissions                                   58
                                              Variable Contract Owner Voting Rights                   58
                                              Plan Participant Voting Rights                          58
                                              Performance related information                         58
                                              Distributor, Custodian and Transfer Agent               59
                                              Financial highlights                                    60
                                              For more information                            back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of communications companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies.



The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:


    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock


    -  Unrecognized or undervalued assets



    - Management that demonstrates that it can convert the above factors into shareholders vaule


The fund will consider selling a security when:

    -  Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects


    - Equity securities of other comparable issuers in an industry are available at more attractive prices



The fund's portfolio is heavily concentrated in the industries comprising the communications sector and not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


The fund's investments are concentrated in the industries comprising the communications sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.



Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax-law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


4                                                      HARTFORD HLS MUTUAL FUNDS

                                         HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.10%
  Total operating expenses                                         1.20%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.13%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IB


  (with or without redemption)



  Year 1                                                            $116
  Year 3                                                            $376


[SIDE NOTE]

SUB-ADVISER


The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the communications sector.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.


Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with a favorable risk/reward profile.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:
    -  Management focuses on rewarding shareholders
    -  Market expectations of future earnings are too low
    - Market value does not reflect the fact that earnings are understated due to conservative accounting
    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist
    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality
    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers
The fund will consider selling a security when:
    - Its issuer's management has reverted to traditional attitudes towards shareholder value
    -  Market expectations of future earnings are too high
    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality
    -  Market value exceeds the true value of the issuer's component businesses
    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting
    - Market value does not reflect the risk of potential problems in an important business component

    - Equity securities of other comparable issuers in an industry are available at more attractive prices


The fund's portfolio is heavily concentrated in the industries comprising the financial services sector and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in the industries comprising the financial services sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the Fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.


Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions between financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.
Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


6                                                      HARTFORD HLS MUTUAL FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.10%
  Total operating expenses                                         1.20%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.13%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IB


  (with or without redemption)



  Year 1                                                            $116
  Year 3                                                            $376


[SIDE NOTE]

SUB-ADVISER


The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the financial services sector.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      7

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of health care companies worldwide.

INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will exploit favorable macro trends for the health care sector including demographics.

The fund also seeks to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.


Investments in the fund are allocated across the major subsectors of the health care sector, which include pharmaceuticals, medical products, managed health care and health information services. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.


Stocks considered for purchase by the fund typically share the following attributes:

    -  The company's business franchise is temporarily mispriced

    -  The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

    -  Target prices are achieved

    -  Wellington Management's fundamental expectations are not met

    -  A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late in recognizing opportunity.


The fund is relatively concentrated both with regard to position size and the industries comprising the health care sector. The fund may invest in companies of any size capitalization. The fund is usually close to fully invested; cash balances normally do not exceed 10% of total assets. Market timing is not a significant source of performance. Portfolio turnover is 100% or more in most years.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are focused in the health care sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund expects to trade securities very actively, which will likely increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund does not have a full calendar year of operations no performance history has been provided.


8                                                      HARTFORD HLS MUTUAL FUNDS

                                                 HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                            None
  Maximum deferred sales charge (load)                               None
  Exchange fees                                                      None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.05%
  Total operating expenses                                         1.15%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.08%



                  (1)   Annualized.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $  111
  Year 3                                                           $  360
  Year 5                                                           $  629
  Year 10                                                          $1,397


[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the health care sector.
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      9

HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of technology companies worldwide.

INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment, and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Asset allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness, and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector, including computer software, computer hardware, semiconductors and equipment, communications equipment and internet and news media. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

    -  A positive change in operating results is anticipated

    -  Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value

Stocks are considered for sale from the fund when:

    -  Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    -  More attractive value in a comparable company is available.


The fund is relatively concentrated both with regard to position size and the industries comprising the technology sector. The fund may invest in companies of any size capitalization. Under most circumstances, the fund is close to fully invested; cash balances normally do exceed 10% of total assets. Market timing is not a significant source of performance. Portfolio turnover is 100% or more in most years.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are focused in the technology sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund expects to trade securities very actively, which will likely increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

10                                                     HARTFORD HLS MUTUAL FUNDS

                                             HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                            None
  Maximum deferred sales charge (load)                               None
  Exchange fees                                                      None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.07%
  Total operating expenses                                         1.17%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.10%



                  (1)   Annualized.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $  113
  Year 3                                                           $  367
  Year 5                                                           $  640
  Year 10                                                          $1,420


[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the technology sector.
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     11

HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.



The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   53.71%
92   16.77%
93   20.58%
94    2.32%
95   30.02%
96   20.48%
97   22.12%
98   15.27%
99   37.21%
00   13.02%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.93%, (1ST QUARTER, 1991) AND THE LOWEST QUARTERLY RETURN WAS -17.35% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                        SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS   (APRIL 2, 1984)
  Class IB              13.02%     21.34%     22.45%         18.19%
  Index                 -9.10%     18.32%     17.44%         18.72%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

12                                                     HARTFORD HLS MUTUAL FUNDS

                                          HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a variable annuity and qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.63%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.91%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.84%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   86
  Year 3                                                           $  284
  Year 5                                                           $  499
  Year 10                                                          $1,117


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1991

-  Joined Wellington Management in 1979

-  Investment professional since 1974
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     13

HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

95   36.12%
96   22.69%
97   31.65%
98   16.21%
99    5.12%
00   10.75%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.24%, (2ND QUARTER, 1997) AND THE LOWEST QUARTERLY RETURN WAS -8.10% (3RD QUARTER, 1999).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                              SINCE INCEPTION
                         1 YEAR    5 YEARS    (MARCH 9, 1994)
  Class IB               10.75%     16.92%         17.65%
  Index                  -9.10%     18.32%         14.32%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

14                                                     HARTFORD HLS MUTUAL FUNDS

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.65%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.93%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.86%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   88
  Year 3                                                           $  291
  Year 5                                                           $  510
  Year 10                                                          $1,141


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Laurie A. Gabriel, CFA

-  Senior Vice President and Managing Partner of Wellington Management

-  Manager of the fund since inception (1994)

-  Joined Wellington Management in 1976

-  Investment professional since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     15

HARTFORD FOCUS HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.


The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.


The key characteristics of growth companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:


    -  Downside risk equals upside potential


    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached


The annual portfolio turnover rate is expected to be in excess of 100%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


The Fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

16                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD FOCUS HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.10%
  Total operating expenses                                         1.20%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.13%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES                                          CLASS IB


  (with or without redemption)



  Year 1                                                            $116
  Year 3                                                            $376


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander

-  Senior Vice President of Wellington Management

-  Joined Wellington Management in 1990

-  Investment professional since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     17

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-dollar securities and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.


In recent years, the Fund's annual portfolio turnover rate has exceeded 200%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows how the fund's Class IB shares' performance over the same period and since inception compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   50.10%
00   -7.22%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 32.76%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -7.81% (4TH QUARTER, 2000).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                        SINCE INCEPTION
                           1 YEAR    (SEPTEMBER 30, 1998)
  Class IB                 -7.22%            30.91%
  Index                   -13.18%            18.80%


  INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

18                                                     HARTFORD HLS MUTUAL FUNDS

                                                HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.75%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.06%
  Total operating expenses                                         1.06%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.99%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $  101
  Year 3                                                           $  332
  Year 5                                                           $  581
  Year 10                                                          $1,293


[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS
Rand L. Alexander
-  Senior Vice President of Wellington Management
-  Co-manager of the fund since inception (1998)
-  Joined Wellington Management in 1990
-  Investment professional since 1976
Andrew S. Offit
-  Vice President of Wellington Management
-  Co-manager of the fund since inception (1998)
-  Joined Wellington Management in 1997
-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     19

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows how the fund's Class IB shares' performance over the same period and since inception compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   21.61%
00   -5.81%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 15.60%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -7.07% (4TH QUARTER, 2000).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                             SINCE INCEPTION
                                   1 YEAR    (MAY 29, 1998)
  Class IB                         -5.81%         12.65%
  Index                            -9.10%          9.02%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

20                                                     HARTFORD HLS MUTUAL FUNDS

                                             HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.76%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         1.04%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.97%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   99
  Year 3                                                           $  326
  Year 5                                                           $  570
  Year 10                                                          $1,270


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (1998)

-  Joined Wellington Management in 1994

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     21

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in HIMCO's opinion is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.
The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.

The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2000, approximately 50 percent of the Index was composed of the forty largest companies, the five largest being Pfizer, Inc., General Electric Company, Cisco Systems, Inc. Citigroup, Inc. and Exxon Mobil Corporation.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons. The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.
The fund's portfolio is broadly diversified by industry and company.
(1)"Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P 500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on May 1, 1987, Class IB shares of the fund do not have a full calendar year of performance history. Therefore, the performance shown below reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   29.30%
92    6.63%
93    8.92%
94    0.76%
95   36.30%
96   21.87%
97   32.37%
98   27.83%
99   20.27%
00   -9.66%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 21.12%, (4TH QUARTER, 1998) AND THE LOWEST QUARTERLY RETURN WAS -10.07% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                        SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS    (MAY 1, 1987)
  Class IB              -9.66%     17.51%     16.54%         13.72%
  Index                 -9.10%     18.32%     17.44%         15.80%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

22                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.40%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.68%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.61%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $ 63
  Year 3                                                            $211
  Year 5                                                            $373
  Year 10                                                           $842


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

-  Vice President of HIMCO

-  Manager of the fund since 1987

-  Joined HIMCO in 1987

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     23

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.


The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top down" analysis, economic data is examined to identify sectors and industries that is expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. The key characteristics of high quality growth companies are:


    - strong earnings and revenue growth or the potential for strong earnings and revenue growth

    -  good management teams

    -  strong balance sheets

    - attractive relative valuations within a global or regional market or the security's primary trading market


The fund does not generally hedge its foreign currency exposure. The annual portfolio turnover rate is expected to be greater than 200%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.



The fund's focus on large capitalization (above $5 billion) and mid-capitalization (between $2 billion and $20 billion) growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.


The fund expects to trade securities very actively, which will likely increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

24                                                     HARTFORD HLS MUTUAL FUNDS

                            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.15%
  Total operating expenses                                         1.25%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.18%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $121
  Year 3                                                            $392


[SIDE NOTE]

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGER


Andrew S. Offit

- Senior Vice President of Wellington Management

- Joined Wellington Management in 1997

- Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     25

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by foreign companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-dollar securities and generally are traded in foreign markets.
Wellington Management uses a three-pronged investment strategy:
    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.
    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high-quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91    12.80%
92    -4.60%
93    33.49%
94    -2.12%
95    13.73%
96    12.73%
97     0.16%
98    12.96%
99    39.60%
00   -17.25%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.11%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -17.02% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                        SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS   (JULY 2, 1990)
  Class IB              -17.25%      8.06%     8.94%          7.23%
  Index                 -15.53%      9.81%     9.84%          7.63%


  INDEX: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

*  Index inception performance from 6/30/90

26                                                     HARTFORD HLS MUTUAL FUNDS

                                   HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                            None
  Maximum deferred sales charge (load)                               None
  Exchange fees                                                      None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.68%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.10%
  Total operating expenses                                         1.03%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.96%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   98
  Year 3                                                           $  322
  Year 5                                                           $  564
  Year 10                                                          $1,258


[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS
Trond Skramstad
-  Senior Vice President of Wellington Management
-  Manager of the fund since 1994
-  Joined Wellington Management in 1993
-  Investment professional since 1990
Andrew S. Offit
-  Vice President of Wellington Management
-  Associate Manager of the fund since 1997
-  Joined Wellington Management in 1997
-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     27

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt securities and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management Company uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.



A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:


    -  a well-articulated business plan

    -  experienced management

    -  a sustainable competitive advantage

    -  strong financial characteristics


In addition, valuation analysis, including relevant industry valuations, are used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.



The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities market.


Non-investment grade debt securities entail greater credit risk and greater interest rate risk than do investment grade debt securities. In addition such securities could become harder to value and less liquid than investment grade debt securities.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

28                                                     HARTFORD HLS MUTUAL FUNDS

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.15%
  Total operating expenses                                         1.25%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.18%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $121
  Year 3                                                            $392


[SIDE NOTE]

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGER


Edward L. Makin

- Vice President of Wellington Management

- Joined Wellington Management in 1994

- Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     29

HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 2000 this range was between approximately $102 million and $13 billion and the average market capitalization was $2.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.

The fund uses a two-tiered investment strategy:
    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.
    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.
The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.
Wellington Management's investment strategy significantly influences the fund's performance. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund.The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on July 14, 1997, Class IB shares of the fund do not have a full calendar year of performance history. Therefore, the performance shown below reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98   26.34%
99   51.53%
00   25.20%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 30.43%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS 16.19% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                          SINCE INCEPTION
                                1 YEAR    (JULY 14, 1997)
  Class IB                       25.20%         33.52%
  Index                          17.51%         22.43%


  INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by Standard & Poor's designed to represent price movements in the midcap U.S. equity market.

30                                                     HARTFORD HLS MUTUAL FUNDS

                                                        HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.69%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.97%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.90%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   92
  Year 3                                                           $  303
  Year 5                                                           $  532
  Year 10                                                          $1,188


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (1997)

-  Joined Wellington Management in 1995

-  Investment professional since 1983
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     31

HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $2 billion and below $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.



The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:


    -  high fundamental investment value

    -  strong management team

    -  strong industry position


The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

32                                                     HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.83%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.08%
  Total operating expenses                                         1.16%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.09%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $112
  Year 3                                                            $363


[SIDE NOTE]

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGER



James N. Mordy


- Senior Vice President of Wellington Management

- Joined Wellington Management in 1985

- Investment professional since 1985
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     33

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 2000 this range was between approximately $4 million and $14 billion, and the average market capitalization was $618 million. The fund may invest up to 20% of its total assets in securities of foreign issuers.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

    -  have potential for above-average earnings growth,

    -  are undervalued in relation to their investment potential,

    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

    - are relatively obscure and undiscovered by the overall investment community.
Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
Wellington Management's investment strategy significantly influences the fund's performance. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if Wellington's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund.The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

97    18.17%
98    11.42%
99    65.53%
00   -13.28%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 35.87%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -19.75% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                          SINCE INCEPTION
                               1 YEAR    (AUGUST 9, 1996)
  Class IB                     -13.28%         17.39%
  Index                         -3.03%         10.72%


  INDEX: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ.

34                                                     HARTFORD HLS MUTUAL FUNDS

                                                 HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.71%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.99%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.92%



(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   94
  Year 3                                                           $  310
  Year 5                                                           $  543
  Year 10                                                          $1,211


[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli

-  Vice President of Wellington Management

-  Manager of the fund since January 1, 2000

-  Joined Wellington Management in 1994

-  Investment professional since 1990
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     35

HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. INVESTMENT STRATEGY. The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:
    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   24.36%
92    9.84%
93   14.13%
94   -2.07%
95   33.86%
96   24.15%
97   31.14%
98   33.23%
99   19.57%
00   -7.21%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.12%, (4TH QUARTER, 1998) AND THE LOWEST QUARTERLY RETURN WAS -10.02% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                         SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS   (AUGUST 31, 1977)
  Class IB               -7.21%     19.20%     17.27%          14.96%
  Index                  -9.10%     18.32%     17.44%          15.81%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

36                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.46%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.02%
  Total operating expenses                                         0.73%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.66%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $ 68
  Year 3                                                            $227
  Year 5                                                            $400
  Year 10                                                           $902


[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS
Rand L. Alexander
-  Senior Vice President of Wellington Management
-  Manager of the fund since 1992
-  Joined Wellington Management in 1990
-  Investment professional since 1976
Philip H. Perelmuter
-  Senior Vice President of Wellington Management
-  Associate Manager of the fund since 1995
-  Joined Wellington Management in 1995
-  Investment professional since 1983
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     37

HARTFORD VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL.  The Hartford Value HLS Fund seeks long-term total return.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $5 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers.



The fund's investment approach is based on the fundamental analysis of companies with large market capitalization and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.



The annual portfolio turnover rate is expected to be less than 100%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.


Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

38                                                     HARTFORD HLS MUTUAL FUNDS

                                                         HARTFORD VALUE HLS FUND

--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.83%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses(1)                                                0.08%
  Total operating expenses                                         1.16%
  Fee waiver                                                      (0.07%)
  Net expenses(2)                                                  1.09%



                  (1)   Estimated.
                  (2)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $112
  Year 3                                                            $363


[SIDE NOTE]

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGEMENT


The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.

John R. Ryan

- Senior Vice President and Managing Partner of Wellington Management

- Joined Wellington Management in 1981

- Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     39

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

INVESTMENT STRATEGY.  The fund allocates its assets among three categories:

    -  stocks

    -  debt securities

    -  money market instruments

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of foreign issuers.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.
Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.
Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.
Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.
Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   20.11%
92    8.11%
93   12.05%
94   -2.91%
95   28.11%
96   16.38%
97   24.29%
98   24.44%
99   10.39%
00    -.92%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.87%, (2ND QUARTER, 1997) AND THE LOWEST QUARTERLY RETURN WAS -4.34% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                         SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS   (MARCH 31, 1983)
  Class IB                -.92%     14.50%     13.55%         12.63%
  S&P 500 Index          -9.10%     18.32%     17.44%         16.24%
  LGCB Index             11.85%      6.24%      8.00%          9.45%


  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.
  The Lehman Brothers Government/Corporate Bond Index ("LGCB") is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

40                                                     HARTFORD HLS MUTUAL FUNDS

                                                      HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.63%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.91%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.84%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $   86
  Year 3                                                           $  284
  Year 5                                                           $  499
  Year 10                                                          $1,117


[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS
Paul D. Kaplan
-  Senior Vice President of Wellington Management
-  Co-manager of the fund since 1987
-  Joined Wellington Management in 1982
-  Investment professional since 1974
Rand L. Alexander
-  Senior Vice President of Wellington Management
-  Co-manager of the fund since 1992
-  Joined Wellington Management in 1990
-  Investment professional since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     41

HARTFORD GLOBAL ADVISERS HLS FUND*
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.
INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.
The fund actively allocates its assets among three categories:
    -  equity securities
    -  debt securities
    -  money market instruments
The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.
Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.
Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.


*Formerly, Hartford International Advisers HLS Fund


--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.
Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.
Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.
Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.
Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on March 1, 1995, Class IB shares of the fund do not have a full calendar year of performance history. Therefore, the performance shown below reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

96   11.59%
97    5.33%
98   13.15%
99   22.94%
00   -6.80%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.12%, (4TH QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -9.09% (3RD QUARTER, 1998).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                              SINCE INCEPTION
                         1 YEAR    5 YEARS    (MARCH 1, 1995)
  Class IB                -6.80%      8.79%         10.10%
  EAFE GDP Index         -15.53%      9.81%         10.84%
  Salomon Index
    (ex-U.S)               1.59%      3.10%          4.93%


  INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

  Salomon Smith Barney World Government Bond Index ("Salomon Index") is a market-capitalization weighted index of government bonds representing 18 government bond markets of Europe, Australia, North America and the Far East and the ex-U.S. Index excludes the United States.

  *Index inception performance from 2/28/95

42                                                     HARTFORD HLS MUTUAL FUNDS

                                               HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------------------------------------------------



YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.76%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.09%
  Total operating expenses                                         1.10%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  1.03%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $  106
  Year 3                                                           $  345
  Year 5                                                           $  602
  Year 10                                                          $1,339


[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS
Andrew S. Offit
-  Vice President of Wellington Management
-  Associate Manager of the equity component of the fund since 1997
-  Joined Wellington Management in 1997
-  Investment professional since 1987
Robert L. Evans
-  Senior Vice President of Wellington Management
-  Manager of the debt component of the fund since inception (1995)
-  Joined Wellington Management in 1995
-  Investment professional since 1985
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     43

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies,by investing primarily in debt securities.
INVESTMENT STRATEGY.  Debt securities in which the fund invests include
(1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.
The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds, or securities which, if unrated, are determined by HIMCO to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".
The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity restriction, the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 to 10 years.
The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.
The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment. When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.
The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the manager expects, the fund could underperform its peers or lose money.
High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   16.22%
92    5.34%
93   10.04%
94   -4.12%
95   18.28%
96    3.33%
97   11.15%
98    7.96%
99   -2.19%
00   11.79%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.35%, (2ND QUARTER, 1995) AND THE LOWEST QUARTERLY RETURN WAS -3.44% (1ST QUARTER, 1994).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                         SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS   (AUGUST 31, 1977)
  Class IB               11.79%      6.28%      7.56%           8.47%
  Index                  11.85%      6.24%      8.00%           9.13%


  INDEX: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

44                                                     HARTFORD HLS MUTUAL FUNDS

                                                          HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan product level.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                            None
  Maximum deferred sales charge (load)                               None
  Exchange fees                                                      None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.49%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.77%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.70%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $ 72
  Year 3                                                            $240
  Year 5                                                            $422
  Year 10                                                           $950


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since 1996

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     45

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

INVESTMENT STRATEGY. The fund normally invests at least 65%, and may invest up to 100%, of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 to 10 years.
The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers and up to 10% of its total assets in non-dollar securities.
To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.
The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment.
When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.
Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.
The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows how the fund's Class IB shares' performance over the same period and since inception compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   4.52%
00    .85%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 3.09%, (1ST QUARTER, 1999) AND THE LOWEST QUARTERLY RETURN WAS -2.06%
 (1ST QUARTER, 2000).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                        SINCE INCEPTION
                           1 YEAR    (SEPTEMBER 30, 1998)
  Class IB                    .85%            3.99%
  Index                     -5.86%            -.70%


  INDEX: The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

46                                                     HARTFORD HLS MUTUAL FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.77%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.04%
  Total operating expenses                                         1.06%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.99%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                           $  101
  Year 3                                                           $  332
  Year 5                                                           $  581
  Year 10                                                          $1,293


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since inception (1998)

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     47

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. These U. S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 65% of its total assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities. The fund may also purchase asset-backed securities.


In recent years, the Fund's annual portfolio turnover rate has exceeded 400%.


--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

The fund's management strategy will influence performance significantly. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the managers' selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on January 1, 1985, Class IB shares do not have a full calendar year of performance history. Therefore, the performance shown below reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   14.50%
92    4.45%
93    6.12%
94   -1.79%
95   15.96%
96    4.88%
97    8.81%
98    6.53%
99    1.34%
00   10.08%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 5.61%, (3RD QUARTER, 1991) AND THE LOWEST QUARTERLY RETURN WAS -2.17%
 (1ST QUARTER, 1994).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                         SINCE INCEPTION
                        1 YEAR    5 YEARS    10 YEARS   (JANUARY 1, 1985)
  Class IB               10.08%      6.29%      6.97%           8.31%
  Index                  11.16%      6.91%      7.82%           9.65%


  INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

48                                                     HARTFORD HLS MUTUAL FUNDS

                                           HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.45%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.73%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.66%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $ 68
  Year 3                                                            $227
  Year 5                                                            $400
  Year 10                                                           $902


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

-  Senior Vice President of HIMCO

-  Manager of the fund since May 1, 1999

-  Joined HIMCO in 1990

-  Investment professional since 1989
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     49

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and
(7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities. Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund.The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   5.82%
92   3.44%
93   2.76%
94   3.76%
95   5.55%
96   5.00%
97   5.12%
98   5.06%
99   4.70%
00   5.91%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.66%, (1ST QUARTER, 1991) AND THE LOWEST QUARTERLY RETURN WAS 0.67%
 (1ST QUARTER, 1994).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00


                                                         SINCE INCEPTION
                         1 YEAR    5 YEARS    10 YEARS   (JUNE 30, 1980)
  Class IB                5.91%      5.16%      4.71%          7.12%
  Index                   6.10%      5.27%      4.85%          7.32%



  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.
  Current 7-day yield as of December 31, 2000: 6.01%
  Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 2000: 6.20%
  Please call 1-800-862-6668 for the most recent current and effective yield information.


50                                                     HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                                  0.45%
  Distribution and service (12b-1) fees                            0.25%
  Other expenses                                                   0.03%
  Total operating expenses                                         0.73%
  Fee waiver                                                      (0.07%)
  Net expenses(1)                                                  0.66%



                  (1)   Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has
                        contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                                            $ 68
  Year 3                                                            $227
  Year 5                                                            $400
  Year 10                                                           $902


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

William H. Davison, Jr.

-  Senior Vice President of HIMCO

-  Manager of the fund since 1992

-  Joined HIMCO in 1990

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     51

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT STRATEGIES AND INVESTMENT MATTERS


INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments or securities of issuers in the same industry.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund (other than the Money Market Fund) may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS


The funds that may invest 20% or more of their total assets in securities of foreign issuers or non-dollar securities hold foreign investments as part of their principal investment strategy. Certain other funds may hold foreign investments, but not as a principal investment strategy.


Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment

52                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FOREIGN INVESTMENTS AND EMERGING MARKETS


The funds whose investment strategy discloses that they may invest in foreign investments and emerging markets do so as part of their principal investment strategy. Certain other funds may invest in foreign investments and emerging markets, but not as a principal investment strategy.


The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.


THE FINANCIAL SERVICES SECTOR



The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service industries and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various industries of this sector are subject to risks specific to their businesses.


The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.

The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.

HARTFORD HLS MUTUAL FUNDS                                                     53

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending. Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.

SMALL CAPITALIZATION COMPANIES


The funds whose investment strategy discloses that they may invest in securities of small capitalization companies do so as part of their principal investment strategy. Certain other funds may hold securities of such companies, but not as a principal investment strategy.


Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL


The investment goal of the following funds may be changed without a shareholder vote: Global Communications HLS Fund, Global Financial Services HLS Fund, Focus HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, MidCap Value HLS Fund, and Value HLS Fund. The investment goal of the other funds may be changed only with approval of the fund's shareholders. A fund may not be able to achieve its goal.



CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



Certain funds are expected to have relatively high portfolio turnover. The other funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund. The funds are not managed to achieve a particular tax result for shareholders.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States and (2) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER


HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $171.5 billion in assets. As of December 31, 2000 HL Advisors had over
$47.2 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


54                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT SUB-ADVISERS

Wellington Management is the investment sub-adviser to each of the funds other than those sub-advised by HIMCO.


Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000 Wellington Management had investment management authority over approximately $274 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.



The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $65.3 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

INDEX FUND

NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
All Assets                                0.400%

MONEY MARKET FUND AND MORTGAGE SECURITIES FUND

NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
All Assets                                0.450%

BOND FUND AND STOCK FUND

NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
First $250,000,000                        0.525%
Next $250,000,000                         0.500%
Next $500,000,000                         0.475%
Amount Over $1 Billion                    0.450%


ADVISERS FUND, CAPITAL APPRECIATION FUND, DIVIDEND AND GROWTH FUND, GLOBAL LEADERS FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND, INTERNATIONAL ADVISERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND AND SMALL COMPANY FUND


NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
First $250,000,000                        0.775%
Next $250,000,000                         0.725%
Next $500,000,000                         0.675%
Amount Over $1 Billion                    0.625%


VALUE FUND AND MIDCAP VALUE FUND



NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
First $250,000,000                        0.825%
Next $250,000,000                         0.775%
Next $500,000,000                         0.725%
Amount Over $1 Billion                    0.675%



GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND, INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL SMALL COMPANY FUND AND FOCUS FUND



NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
First $250,000,000                        0.850%
Next $250,000,000                         0.800%
Amount Over $500,000,000                  0.750%


For the year ended December 31, 2000, the investment advisory fees and administrative fees paid to HL Advisors and Hartford Life, expressed as a percentage of net assets, were as follows:


FUND NAME                                  ANNUAL RATE
---------                                  ------------
Hartford Advisers HLS Fund                      0.63%
Hartford Bond HLS Fund                          0.49%
Hartford Capital Appreciation HLS Fund          0.63%
Hartford Dividend and Growth HLS Fund           0.65%
Hartford Focus HLS Fund                           --
Hartford Global Advisers HLS Fund               0.76%
Hartford Global Communications HLS Fund           --
Hartford Global Financial Services HLS
  Fund                                            --
Hartford Global Health HLS Fund                 0.85%
Hartford Global Leaders HLS Fund                0.75%
Hartford Global Technology HLS Fund             0.85%
Hartford Growth and Income HLS Fund             0.76%
Hartford High Yield HLS Fund                    0.77%
Hartford Index HLS Fund                         0.40%
Hartford International Capital
  Appreciation HLS Fund                           --
Hartford International Opportunities HLS
  Fund                                          0.68%
Hartford International Small Company HLS
  Fund                                            --
Hartford MidCap HLS Fund                        0.69%
Hartford MidCap Value HLS Fund                    --
Hartford Money Market HLS Fund                  0.45%
Hartford Mortgage Securities HLS Fund           0.45%
Hartford Small Company HLS Fund                 0.71%
Hartford Stock HLS Fund                         0.45%
Hartford Value HLS Fund                           --


HARTFORD HLS MUTUAL FUNDS                                                     55

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").

The funds offer two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.


Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.


For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.


Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has contractually agreed to waive .07% of the fee at least


56                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

through April 30, 2002. This waiver may be discontinued at any time thereafter. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.



The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares;
(d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds;
(e) training sales personnel regarding the Class IB shares of a fund;
(f) compensation to financial intermediaries and third-party broker-dealers; and
(g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.



Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.


DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value.


The funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in a fund's net asset value.


DIVIDENDS AND DISTRIBUTIONS

Accounts receive such dividends and distributions as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.


Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.


EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in each fund as indicated by the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on

HARTFORD HLS MUTUAL FUNDS                                                     57

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.


Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.


For more information about the tax status of the Funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS


With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.


PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

58                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS

--------------------------------------------------------------------------------

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

HARTFORD HLS MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD GLOBAL HEALTH HLS FUND



These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                                    CLASS IB - PERIOD ENDED:
                                                                         5/1/00-12/31/00
                                                               -----------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                      $1.000
Net investment income (loss)                                                               0.003
Net realized and unrealized gain (loss) on investments                                     0.475
                                                               ---------------------------------
Total from investment operations                                                           0.478
Less distributions:
  Dividends from net investment income                                                    (0.002)
  Distributions from net realized gain on investments                                     (0.035)
  Return of capital                                                                        0.000
                                                               ---------------------------------
Total from distributions                                                                  (0.037)
                                                               ---------------------------------
Net increase (decrease) in net asset value                                                 0.441
Net asset value, end of period                                                            $1.441
                                                               ---------------------------------
TOTAL RETURN                                                                              48.00%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                  $9,347
Ratio of expenses to average net assets                                                    1.08%(2,3)
Ratio of net investment income (loss) to average net assets                                0.41%(2)
Portfolio turnover rate                                                                    46.1%



                    1   Not Annualized.
                    2   Annualized.
                    3   Portions of the Distribution Plan fees were waived. Without the waiver, the ratio of expenses to average net assets
                        would have been 1.15%.


60                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD GLOBAL TECHNOLOGY HLS FUND



These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                                    CLASS IB - PERIOD ENDED:
                                                                         5/1/00-12/31/00
                                                               -----------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                      $1.000
Net investment income (loss)                                                              (0.001)
Net realized and unrealized gain (loss) on investments                                    (0.363)
                                                               ---------------------------------
Total from investment operations                                                          (0.364)
Less distributions:
  Dividends from net investment income                                                     0.000
  Distributions from net realized gain on investments                                      0.000
  Return of capital                                                                        0.000
                                                               ---------------------------------
Total from distributions                                                                   0.000
                                                               ---------------------------------
Net increase (decrease) in net asset value                                                (0.364)
Net asset value, end of period                                                            $0.636
                                                               ---------------------------------
TOTAL RETURN                                                                             (37.45%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                  $7,340
Ratio of expenses to average net assets                                                    1.10%(2,3)
Ratio of net investment income (loss) to average net assets                               (0.62%)(2)
Portfolio turnover rate                                                                   149.9%



                    1   Not Annualized.
                    2   Annualized.
                    3   Portions of the Distribution Plan fees were waived. Without the waiver, the ratio of expenses to average net assets
                        would have been 1.17%.


HARTFORD HLS MUTUAL FUNDS                                                     61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                     CLASS IB - PERIOD ENDED:
                                                            12/31/00                             12/31/99(1)   4/1/98-12/31/98(1)
                                  ------------------------------------------------------------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                                                                               $6.098       $6.437               $6.486
Net investment income (loss)                                                           (0.077)       0.150                0.013
Net realized and unrealized
  gain (loss) on investments                                                            0.864        1.503                0.094
                                  -----------------------------------------------------------     --------      ---------------
Total from investment
  operations                                                                            0.787        1.653                0.107
Less distributions:
  Dividends from net investment
    income                                                                             (0.034)      (0.013)              (0.156)
  Distributions from net
    realized gain on
    investments                                                                        (0.928)      (1.979)               0.000
  Return of capital                                                                     0.000        0.000                0.000
                                  -----------------------------------------------------------     --------      ---------------
Total from distributions                                                               (0.962)      (1.992)              (0.156)
                                  -----------------------------------------------------------     --------      ---------------
Net increase (decrease) in net
  asset value                                                                          (0.175)      (0.339)              (0.049)
Net asset value, end of period                                                         $5.923       $6.098               $6.437
                                  -----------------------------------------------------------     --------      ---------------
TOTAL RETURN                                                                           13.02%       37.21%                1.65%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                                                         $136,058      $22,993               $5,942
Ratio of expenses to average
  net assets                                                                            0.84%        0.84%                0.82%
Ratio of net investment income
  (loss) to average net assets                                                          0.46%        0.28%                0.30%
Portfolio turnover rate                                                               108.20%       66.40%               51.20%


                    1 Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.

62                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                         CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99(1)   4/1/98-12/31/98(1)
                                                               ---------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $2.151       $2.267               $2.253
Net investment income (loss)                                      0.040        0.024                0.016
Net realized and unrealized gain (loss) on investments            0.169        0.077                0.068
                                                               --------     --------      ---------------
Total from investment operations                                  0.209        0.101                0.084
Less distributions:
  Dividends from net investment income                           (0.032)      (0.034)              (0.070)
  Distributions from net realized gain on investments            (0.204)      (0.183)               0.000
  Return of capital                                               0.000        0.000                0.000
                                                               --------     --------      ---------------
Total from distributions                                         (0.236)      (0.217)               0.070
                                                               --------     --------      ---------------
Net increase (decrease) in net asset value                       (0.027)      (0.116)               0.014
Net asset value, end of period                                   $2.124       $2.151               $2.267
                                                               --------     --------      ---------------
TOTAL RETURN                                                     10.75%        5.12%                3.67%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $35,415      $16,087               $8,600
Ratio of expenses to average net assets                           0.86%        0.86%                0.85%(3)
Ratio of net investment income (loss) to average net assets       1.52%        1.42%                1.57%(3)
Portfolio turnover rate                                          59.40%       55.90%               48.20%



                    1   Per share amounts have been restated to reflect a reverse
                        stock split which was effective September 17, 1999.
                    2   Not Annualized.
                    3   Annualized.


HARTFORD HLS MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                       CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99    9/30/98-12/31/98
                                                               ---------   ---------   ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $1.912      $1.285     $1.00
Net investment income (loss)                                     (0.006)      0.007     0.002
Net realized and unrealized gain (loss) on investments           (0.130)      0.634     0.316
                                                               --------    --------    ------
Total from investment operations                                 (0.136)      0.641     0.318
Less distributions:
  Dividends from net investment income                           (0.008)      0.000    (0.001)
  Distributions from net realized gain on investments            (0.011)     (0.014)   (0.032)
  Return of capital                                               0.000       0.000     0.000
                                                               --------    --------    ------
Total from distributions                                         (0.019)     (0.014)   (0.033)
                                                               --------    --------    ------
Net increase (decrease) in net asset value                       (0.155)      0.627     0.285
Net asset value, end of period                                   $1.757      $1.912    $1.285
                                                               --------    --------    ------
TOTAL RETURN                                                     (7.22%)     50.11%    31.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $25,869         $69       $39
Ratio of expenses to average net assets                           0.99%       1.04%     0.98%(2)
Ratio of net investment income (loss) to average net assets       0.45%       0.36%(3)  0.59%(2,3)
Portfolio turnover rate                                         366.60%     207.40%    47.90%



                    1   Not Annualized.
                    2   Annualized.
                    3   Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors)
                        reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.


64                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                       CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99    5/29/98-12/31/98
                                                               ---------   ---------   ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $1.430      $1.185              $1.000
Net investment income (loss)                                     (0.008)      0.006               0.009
Net realized and unrealized gain (loss) on investments           (0.074)      0.250               0.179
                                                               --------    --------    ----------------
Total from investment operations                                 (0.082)      0.256               0.188
Less distributions:
  Dividends from net investment income                           (0.004)     (0.002)             (0.003)
  Distributions from net realized gain on investments            (0.021)     (0.009)              0.000
  Return of capital                                               0.000       0.000               0.000
                                                               --------    --------    ----------------
Total from distributions                                         (0.025)     (0.011)             (0.003)
                                                               --------    --------    ----------------
Net increase (decrease) in net asset value                       (0.107)      0.245               0.185
Net asset value, end of period                                   $1.323      $1.430              $1.185
                                                               --------    --------    ----------------
TOTAL RETURN                                                     (5.81%)     21.61%              18.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $14,898         $14                 $11
Ratio of expenses to average net assets                           0.97%       1.00%               0.44%(2)
Ratio of net investment income (loss) to average net assets       0.23%       0.45%               1.34%(2,3)
Portfolio turnover rate                                          72.80%      53.80%              29.60%



                    1   Not Annualized.
                    2   Annualized.
                    3   Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors)
                        reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.


HARTFORD HLS MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                 CLASS IB - PERIOD ENDED:
                                                               12/31/00    11/9/99- 12/31/99
                                                               ---------   -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $4.189     $3.922
Net investment income (loss)                                      0.037      0.004
Net realized and unrealized gain (loss) on investments           (0.439)     0.298
                                                               --------    -------
Total from investment operations                                 (0.402)     0.302
Less distributions:
  Dividends from net investment income                           (0.028)    (0.032)
  Distributions from net realized gain on investments            (0.039)    (0.003)
  Return of capital                                               0.000      0.000
                                                               --------    -------
Total from distributions                                         (0.067)    (0.035)
                                                               --------    -------
Net increase (decrease) in net asset value                       (0.469)     0.267
Net asset value, end of period                                   $3.720     $4.189
                                                               --------    -------
TOTAL RETURN                                                     (9.66%)     7.73%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $16,272        $11
Ratio of expenses to average net assets                           0.61%      0.61%(2)
Ratio of net investment income (loss) to average net assets       0.57%      0.77%(2)
Portfolio turnover rate                                           6.70%      2.80%



                    1   Not Annualized.
                    2   Annualized.


66                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                         CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99(1)   4/1/98-12/31/98(1)
                                                               ---------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $1.876       $1.357      $1.396
Net investment income (loss)                                      0.025        0.017       0.004
Net realized and unrealized gain (loss) on investments           (0.324)       0.519      (0.021)
                                                               --------     --------      ------
Total from investment operations                                 (0.299)       0.536      (0.017)
Less distributions:
  Dividends from net investment income                           (0.019)      (0.017)     (0.022)
  Distributions from net realized gain on investments            (0.193)       0.000       0.000
  Return of capital                                               0.000        0.000       0.000
                                                               --------     --------      ------
Total from distributions                                         (0.212)      (0.017)     (0.022)
                                                               --------     --------      ------
Net increase (decrease) in net asset value                       (0.511)       0.519      (0.039)
Net asset value, end of period                                   $1.365       $1.876      $1.357
                                                               --------     --------      ------
TOTAL RETURN                                                    (17.25%)      39.61%      (1.13%)(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $18,682       $3,203        $663
Ratio of expenses to average net assets                           0.96%        0.96%       0.94%(3)
Ratio of net investment income (loss) to average net assets       0.98%        1.02%       0.71%(3)
Portfolio turnover rate                                         158.80%      133.20%     157.40%



                    1   Per share amounts have been restated to reflect a reverse
                        stock split which was effective September 17, 1999.
                    2   Not Annualized.
                    3   Annualized.


HARTFORD HLS MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                 CLASS IB - PERIOD ENDED:
                                                               12/31/00    11/9/99-12/31/99
                                                               ---------   ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $2.053            $1.758
Net investment income (loss)                                     (0.001)            0.000
Net realized and unrealized gain (loss) on investments            0.513             0.373
                                                               --------    --------------
Total from investment operations                                  0.512             0.373
Less distributions:
  Dividends from net investment income                            0.000             0.000
  Distributions from net realized gain on investments            (0.103)           (0.078)
  Return of capital                                               0.000             0.000
                                                               --------    --------------
Total from distributions                                         (0.103)           (0.078)
                                                               --------    --------------
Net increase (decrease) in net asset value                        0.409             0.295
Net asset value, end of period                                   $2.462            $2.053
                                                               --------    --------------
TOTAL RETURN                                                     25.20%            21.39%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $50,747               $36
Ratio of expenses to average net assets                           0.90%             0.97%(2)
Ratio of net investment income (loss) to average net assets      (0.26%)           (0.32%)(2)
Portfolio turnover rate                                         137.60%           120.70%



                    1   Not Annualized.
                    2   Annualized.


68                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                         CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99(1)   4/1/98-12/31/98(1)
                                                               ---------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $2.187       $1.323       $1.34
Net investment income (loss)                                      0.003       (0.004)     (0.002)
Net realized and unrealized gain (loss) on investments           (0.257)       0.871      (0.015)
                                                               --------     --------      ------
Total from investment operations                                 (0.254)       0.867      (0.017)
Less distributions:
  Dividends from net investment income                            0.000        0.000       0.000
  Distributions from net realized gain on investments            (0.250)      (0.003)      0.000
  Return of capital                                               0.000        0.000       0.000
                                                               --------     --------      ------
Total from distributions                                         (0.250)      (0.003)      0.000
                                                               --------     --------      ------
Net increase (decrease) in net asset value                       (0.504)       0.864      (0.017)
Net asset value, end of period                                   $1.683       $2.187      $1.323
                                                               --------     --------      ------
TOTAL RETURN                                                    (13.28%)      65.54%      (1.30%)(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $40,967      $10,200        $696
Ratio of expenses to average net assets                           0.92%        0.96%       0.95%(3)
Ratio of net investment income (loss) to average net assets      (0.18%)      (0.63%)     (0.46%)(3)
Portfolio turnover rate                                         194.50%      181.30%     235.70%



                    1   Per share amounts have been restated to reflect a reverse
                        stock split which was effective September 17, 1999.
                    2   Not Annualized.
                    3   Annualized.


HARTFORD HLS MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                     CLASS IB - PERIOD ENDED:
                                                            12/31/00                             12/31/99(1)   4/1/98-12/31/98(1)
                                  ------------------------------------------------------------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                                                                               $7.151      $11.884              $10.793
Net investment income (loss)                                                            0.074        0.021                0.043
Net realized and unrealized
  gain (loss) on investments                                                           (0.547)       1.200                1.565
                                  -----------------------------------------------------------     --------      ---------------
Total from investment
  operations                                                                           (0.473)       1.221                1.608
Less distributions:
  Dividends from net investment
    income                                                                             (0.034)      (0.056)              (0.517)
  Distributions from net
    realized gain on
    investments                                                                        (0.765)      (5.898)               0.000
  Return of capital                                                                     0.000        0.000                0.000
                                  -----------------------------------------------------------     --------      ---------------
Total from distributions                                                               (0.799)      (5.954)              (0.517)
                                  -----------------------------------------------------------     --------      ---------------
Net increase (decrease) in net
  asset value                                                                          (1.272)      (4.733)               1.091
Net asset value, end of period                                                         $5.879       $7.151              $11.884
                                  -----------------------------------------------------------     --------      ---------------
TOTAL RETURN                                                                           (7.21%)      19.57%               14.91%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                                                         $136,007      $47,439              $10,167
Ratio of expenses to average
  net assets                                                                            0.66%        0.66%                0.65%(3)
Ratio of net investment income
  (loss) to average net assets                                                          0.46%        0.62%                0.73%(3)
Portfolio turnover rate                                                                40.20%       38.50%               27.10%



                    1   Per share amounts have been restated to reflect a reverse
                        stock split which was effective September 17, 1999.
                    2   Not Annualized.
                    3   Annualized.


70                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                     CLASS IB - PERIOD ENDED:
                                                            12/31/00                             12/31/99(1)   4/1/98-12/31/98(1)
                                  ------------------------------------------------------------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                                                                               $2.966       $3.577      $3.371
Net investment income (loss)                                                            0.074        0.061       0.034
Net realized and unrealized
  gain (loss) on investments                                                           (0.098)       0.221       0.367
                                  -----------------------------------------------------------     --------      ------
Total from investment
  operations                                                                           (0.024)       0.282       0.401
Less distributions:
  Dividends from net investment
    income                                                                             (0.022)      (0.064)     (0.195)
  Distributions from net
    realized gain on
    investments                                                                        (0.257)      (0.829)      0.000
  Return of capital                                                                     0.000        0.000       0.000
                                  -----------------------------------------------------------     --------      ------
Total from distributions                                                               (0.279)      (0.893)     (0.195)
                                  -----------------------------------------------------------     --------      ------
Net increase (decrease) in net
  asset value                                                                          (0.303)      (0.611)      0.206
Net asset value, end of period                                                         $2.663       $2.966      $3.577
                                  -----------------------------------------------------------     --------      ------
TOTAL RETURN                                                                           (0.92%)      10.39%      11.96%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                                                         $252,247     $137,318     $34,714
Ratio of expenses to average
  net assets                                                                            0.84%        0.83%       0.83%(3)
Ratio of net investment income
  (loss) to average net assets                                                          2.29%        2.28%       2.22%(3)
Portfolio turnover rate                                                                40.40%       38.40%      36.70%



                    1   Per share amounts have been restated to reflect a reverse
                        stock split which was effective September 17, 1999.
                    2   Not Annualized.
                    3   Annualized.


HARTFORD HLS MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD GLOBAL ADVISERS HLS FUND, INC.


These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                             CLASS IB - PERIOD ENDED:
                                                                            12/31/00                             11/9/99-12/31/99
                                                  ------------------------------------------------------------   ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                                   $1.397             $1.300
Net investment income (loss)                                                                            0.048              0.004
Net realized and unrealized gain (loss) on
  investments                                                                                          (0.138)             0.118
                                                  -----------------------------------------------------------    ---------------
Total from investment operations                                                                       (0.090)             0.122
Less distributions:
  Dividends from net investment income                                                                 (0.071)            (0.025)
  Distributions from net realized gain on
    investments                                                                                        (0.089)             0.000
  Return of capital                                                                                     0.000              0.000
                                                  -----------------------------------------------------------    ---------------
Total from distributions                                                                               (0.160)            (0.025)
                                                  -----------------------------------------------------------    ---------------
Net increase (decrease) in net asset value                                                             (0.250)             0.097
Net asset value, end of period                                                                         $1.147             $1.397
                                                  -----------------------------------------------------------    ---------------
TOTAL RETURN                                                                                           (6.80%)             9.35%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                               $4,800                $11
Ratio of expenses to average net assets                                                                 1.03%              1.03%(2)
Ratio of net investment income (loss) to
  average net assets                                                                                    2.54%              2.42%(2)
Portfolio turnover rate                                                                               184.00%            141.50%



                    1   Not Annualized.
                    2   Annualized.


72                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BOND HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                         CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99(1)   4/1/98-12/31/98(1)
                                                               ---------   -----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $0.995       $1.083      $1.075
Net investment income (loss)                                      0.061        0.061       0.023
Net realized and unrealized gain (loss) on investments            0.056       (0.084)      0.040
                                                               --------     --------      ------
Total from investment operations                                  0.117       (0.023)      0.063
Less distributions:
  Dividends from net investment income                           (0.005)      (0.057)     (0.055)
  Distributions from net realized gain on investments             0.000       (0.008)      0.000
  Return of capital                                               0.000        0.000       0.000
                                                               --------     --------      ------
Total from distributions                                         (0.005)      (0.065)     (0.055)
                                                               --------     --------      ------
Net increase (decrease) in net asset value                        0.112       (0.088)      0.008
Net asset value, end of period                                   $1.107       $0.995      $1.083
                                                               --------     --------      ------
TOTAL RETURN                                                     11.79%       (2.19%)      5.89%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $31,551      $15,818      $5,285
Ratio of expenses to average net assets                           0.70%        0.70%       0.69%(3)
Ratio of net investment income (loss) to average net assets       6.36%        5.91%       5.54%(3)
Portfolio turnover rate                                         168.50%      110.70%     122.30%
Current Yield(4)                                                  5.94%        6.82%       5.72%



                    1   Per share amounts have been restated to reflect a reverse
                        stock split which was effective September 17, 1999.
                    2   Not Annualized.
                    3   Annualized.
                    4   Not Audited.


HARTFORD HLS MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                  CLASS IB - PERIOD ENDED:
                                                     12/31/00      12/31/99          9/30/98-12/31/98
                                                    -----------  -------------     ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $1.005         $1.017                $1.000
Net investment income (loss)                             0.004          0.085                 0.022
Net realized and unrealized gain (loss) on
  investments                                            0.004         (0.039)                0.014
                                                    ----------   ------------      ----------------
Total from investment operations                         0.008          0.046                 0.036
Less distributions:
  Dividends from net investment income                  (0.075)        (0.058)               (0.019)
  Distributions from net realized gain on
    investments                                          0.000          0.000                 0.000
  Return of capital                                      0.000          0.000                 0.000
                                                    ----------   ------------      ----------------
Total from distributions                                (0.075)        (0.058)               (0.019)
                                                    ----------   ------------      ----------------
Net increase (decrease) in net asset value              (0.067)        (0.012)                0.017
Net asset value, end of period                          $0.938         $1.005                $1.017
                                                    ----------   ------------      ----------------
TOTAL RETURN                                             0.85%          4.49%                 3.64%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $2,497           $102                  $102
Ratio of expenses to average net assets                  0.99%          0.90%                 0.53%(2)
Ratio of net investment income (loss) to average
  net assets                                             8.97%          8.18%                 7.77%(2,3)
Portfolio turnover rate                                 69.40%         46.90%                15.40%
Current Yield(4)                                        10.55%          9.46%                 8.65%



  1  Not Annualized.
  2  Annualized.
  3 Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
  4  Not Audited.


74                                                     HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                             CLASS IB - PERIOD ENDED:
                                                                            12/31/00                             11/9/99-12/31/99
                                                  ------------------------------------------------------------   ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                                   $1.039            $1.107
Net investment income (loss)                                                                            0.078             0.009
Net realized and unrealized gain (loss) on
  investments                                                                                           0.027            (0.016)
                                                  -----------------------------------------------------------    --------------
Total from investment operations                                                                        0.105            (0.007)
Less distributions:
  Dividends from net investment income                                                                 (0.008)           (0.061)
  Distributions from net realized gain on
    investments                                                                                         0.000             0.000
  Return of capital                                                                                     0.000             0.000
                                                  -----------------------------------------------------------    --------------
Total from distributions                                                                               (0.008)           (0.061)
                                                  -----------------------------------------------------------    --------------
Net increase (decrease) in net asset value                                                              0.097            (0.068)
Net asset value, end of period                                                                         $1.136            $1.039
                                                  -----------------------------------------------------------    --------------
TOTAL RETURN                                                                                           10.08%            (0.60%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                                               $1,148                $9
Ratio of expenses to average net assets                                                                 0.66%             0.66%(2)
Ratio of net investment income (loss) to
  average net assets                                                                                    6.25%             5.80%(2)
Portfolio turnover rate                                                                               534.30%           472.00%
Current Yield(3)                                                                                        6.48%             6.64%



                    1   Not Annualized.
                    2   Annualized.
                    3   Not Audited.


HARTFORD HLS MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND, INC.

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                      CLASS IB - PERIOD ENDED:
                                                               12/31/00    12/31/99    4/1/98-12/31/98
                                                               ---------   ---------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $1.00      $1.000            $1.000
Net investment income (loss)                                      0.058       0.068             0.037
Net realized and unrealized gain (loss) on investments            0.000       0.000             0.000
                                                               --------    --------    --------------
Total from investment operations                                  0.058       0.068             0.037
Less distributions:
  Dividends from net investment income                           (0.058)     (0.068)           (0.037)
  Distributions from net realized gain on investments             0.000       0.000             0.000
  Return of capital                                               0.000       0.000             0.000
                                                               --------    --------    --------------
Total from distributions                                         (0.058)     (0.068)           (0.037)
                                                               --------    --------    --------------
Net increase (decrease) in net asset value                        0.000       0.000             0.000
Net asset value, end of period                                   $1.000      $1.000            $1.000
                                                               --------    --------    --------------
TOTAL RETURN                                                      5.91%       4.71%             3.76%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $36,270      $8,804            $2,179
Ratio of expenses to average net assets                           0.66%       0.65%             0.64%(2)
Ratio of net investment income (loss) to average net assets       5.73%       4.63%             4.81%(2)
Portfolio turnover rate                                              --          --                --
Current Yield(3)                                                  6.01%       5.16%             4.61%
Effective Yield(3)                                                6.20%       5.30%             4.71%



                    1   Not Annualized.
                    2   Annualized.
                    3   The yield information will fluctuate and publication of
                        yield may not provide a basis for comparison with bank
                        deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use
                        for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if
                        included, would decrease the yield. These figures have not been audited.


76                                                     HARTFORD HLS MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ONE THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-732-0330.


BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)


ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:


Global Communications HLS Fund                                         811-08629
Global Financial Services HLS Fund                                     811-08629
Global Health HLS Fund                                                 811-08629
Global Technology HLS Fund                                             811-08629
Capital Appreciation HLS Fund                                          811-04005
Dividend and Growth HLS Fund                                           811-08186
Global Leaders HLS Fund                                                811-08629
Growth and Income HLS Fund                                             811-08629
Index HLS Fund                                                         811-05045
International Opportunities HLS Fund                                   811-06059
International Capital Appreciation HLS Fund                            811-08629
International Small Company HLS Fund                                   811-08629
Value HLS Fund                                                         811-08629
MidCap HLS Fund                                                        811-08185
MidCap Value HLS Fund                                                  811-08629
Focus HLS Fund                                                         811-08629
Small Company HLS Fund                                                 811-07557
Stock HLS Fund                                                         811-02630
Advisers HLS Fund                                                      811-03659
Global Advisers HLS Fund                                               811-08804
Bond HLS Fund                                                          811-03660
High Yield HLS Fund                                                    811-08629
Mortgage Securities HLS Fund                                           811-04201
Money Market HLS Fund                                                  811-03662

                                                           [logo]
---------------------------------------------------------------------
    HV-2621
---------------------------------------------------------------------

                      HARTFORD MONEY MARKET HLS FUND, INC.

                                CLASS IA SHARES
                                PROSPECTUS
                                MAY 1, 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                      HARTFORD MONEY MARKET HLS FUND, INC.
                        C/O INDIVIDUAL ANNUITY SERVICES
                                 P.O. BOX 5085
                            HARTFORD, CT 06102-5085

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
------------------------------------------------------------


Hartford Money Market HLS Fund, Inc. (the "fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund is a part of Hartford HLS Mutual Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance product prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their Plan.


The fund offers two classes of shares: Class IA shares and Class IB shares. Only Class IA shares of the fund are being offered in this prospectus. The Class IB shares are offered pursuant to another prospectus. Information about the fund can be found on the pages following this introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by Hartford Investment Management Company ("HIMCO") as investment sub-adviser. Information regarding HL Advisors and HIMCO is included under "Management of the Fund" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

--------------------------------------------------------------------------------

CONTENTS                                                                    PAGE
------------------------------------------------------------

A summary of the fund's goals,                Hartford Money Market HLS Fund                          4
strategies, risks, performance and
fees.

                                              The investment adviser                                  6
                                              The investment sub-adviser                              6
Further information on the fund.              Purchase and redemption of fund shares                  6
                                              Determination of net asset value                        7
                                              Dividends                                               7
                                              Exchange privileges                                     7
                                              Federal income taxes                                    7
                                              Variable contract owner voting rights                   7
                                              Plan participant voting rights                          7
                                              Performance related information                         8
                                              Distributor, Custodian and Transfer Agent               8
                                              Financial highlights                                    9
                                              For more information                           back cover

HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities. Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will reduce your return. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   6.01%
92   3.63%
93   2.94%
94   3.95%
95   5.74%
96   5.18%
97   5.31%
98   5.25%
99   4.89%
00   6.10%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.99% (2ND QUARTER, 1990) AND THE LOWEST QUARTERLY RETURN WAS 0.72% (1ST QUARTER, 1994).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                           SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  (JUNE 30, 1980)
Class IA                          6.10%   5.35%     4.90%           7.31%
Index                             6.10%   5.27%     4.85%           7.32%



  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.
  Current 7-day yield as of December 31, 2000: 6.20%
  Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 2000: 6.39%
  Please call 1-800-862-6668 for the most recent current and effective yield information.


4                                                      HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   .45%
  Distribution and service (12b-1) fees             None
  Other expenses                                    .03%
  Total operating expenses                          .48%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)


  Year 1                                            $49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

William H. Davison, Jr.

-  Senior Vice President of HIMCO

-  Manager of the fund since 1992

-  Joined HIMCO in 1990

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER


HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to the fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of the fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $171.5 billion in assets. As of December 31, 2000 HL Advisors had over $47.2 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, CT 06070.


THE INVESTMENT SUB-ADVISER


The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $65.3 billion of assets for various clients. HIMCO is principally located at 55 Farmington Avenue, Hartford, CT 06105.


For the year ended December 31, 2000, the investment management fee paid by the fund was 0.45% of total assets.

PURCHASE AND REDEMPTION OF FUND SHARES


The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").



The fund offers two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.


Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict

6                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of the fund are valued at their amortized cost pursuant to procedures established by the Board of Directors.

DIVIDENDS

The Accounts receive such dividends as may be declared by the fund's Board of Directors, based upon the investment performance of the assets making up the fund's portfolio. The fund declares dividends on a daily basis and pays them monthly.

Such dividends are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in the fund for those of another fund as indicated by the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, all of the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer from other funds. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.


Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.


For more information about the tax status of the fund, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

HARTFORD HLS MUTUAL FUNDS                                                      7

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. Generally, when a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account insurance-related charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

8                                                      HARTFORD HLS MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND

These tables are intended to help you understand the fund's financial performance of the Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                              CLASS IA - PERIOD ENDED:
                            12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                           -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period          $1.000       $1.000       $1.000       $1.000       $1.000
Net investment income
  (loss)                        0.059        0.070        0.051        0.049        0.050
Net realized and
  unrealized gain (loss)
  on investments                0.000        0.000        0.000        0.000        0.000
                           ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                    0.059        0.070        0.051        0.049        0.050
Less distributions:
  Dividends from net
    investment income          (0.059)      (0.070)      (0.051)      (0.049)      (0.050)
  Distributions from net
    realized gain on
    investments                 0.000        0.000        0.000        0.000        0.000
  Return of capital             0.000        0.000        0.000        0.000        0.000
                           ----------   ----------   ----------   ----------   ----------
Total from distributions       (0.059)      (0.070)      (0.051)      (0.049)      (0.050)
                           ----------   ----------   ----------   ----------   ----------
Net increase (decrease)
  in net asset value            0.000        0.000        0.000        0.000        0.000
Net asset value, end of
  period                       $1.000       $1.000       $1.000       $1.000       $1.000
                           ----------   ----------   ----------   ----------   ----------
TOTAL RETURN                    6.10%        4.89%        5.25%        5.31%        5.18%
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in thousands)           $1,242,275   $1,257,436     $872,486     $612,480     $542,586
Ratio of expenses to
  average net assets            0.48%        0.47%        0.45%        0.44%        0.44%
Ratio of net investment
  income (loss) to
  average net assets            5.91%        4.81%        5.12%        5.21%        5.04%
Portfolio turnover rate            --           --           --           --           --
Current Yield(a)                6.20%        5.34%        4.79%        5.36%        5.10%
Effective Yield(a)              6.39%        5.49%        4.90%        5.50%        5.23%



(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.


HARTFORD HLS MUTUAL FUNDS                                                      9

FOR MORE INFORMATION
------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the fund is contained in the financial statements and portfolio holdings in the annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Hartford HLS Funds, including the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the fund at:

BY MAIL:

Hartford Money Market HLS Fund, Inc.
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-732-0330.


BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)


ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Money Market HLS Fund                                                  811-03662

                      HARTFORD MONEY MARKET HLS FUND, INC.

                                CLASS IB SHARES
                                PROSPECTUS
                                MAY 1, 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                      HARTFORD MONEY MARKET HLS FUND, INC.
                        C/O INDIVIDUAL ANNUITY SERVICES
                                 P.O. BOX 5085
                            HARTFORD, CT 06102-5085

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
------------------------------------------------------------


Hartford Money Market HLS Fund, Inc. (the "fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund is a part of Hartford HLS Mutual Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance product prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their plan.


The fund offers two classes of shares: Class IA shares and Class IB shares. Only Class IB shares of the fund are being offered in this prospectus. The Class IA shares are offered pursuant to another prospectus. Information about the fund can be found on the pages following this introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by Hartford Investment Management Company ("HIMCO") as investment sub-adviser. Information regarding HL Advisors and HIMCO is included under "Management of the Fund" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

--------------------------------------------------------------------------------

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of the fund's goals,                Hartford Money Market HLS Fund                          4
strategies, risks, performance and
fees.

Further information on the fund.              The investment adviser                                  6
                                              The investment sub-adviser                              6
                                              Purchase and redemption of fund shares                  6
                                              Distribution plans                                      7
                                              Determination of net asset value                        7
                                              Dividends                                               7
                                              Exchange privileges                                     8
                                              Federal income taxes                                    8
                                              Variable contract owner voting rights                   8
                                              Plan participant voting rights                          8
                                              Performance related information                         8
                                              Distributor, Custodian and Transfer Agent               9
                                              Financial highlights                                   10
                                              For more information                           back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and
(7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities. Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total returns, while the table compares the fund's average annual total returns to that of a broad measure of market performance. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.18% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will reduce your return. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IB TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

91   5.82%
92   3.44%
93   2.76%
94   3.76%
95   5.55%
96   5.00%
97   5.12%
98   5.06%
99   4.70%
00   5.91%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.94% (2ND QUARTER, 1990) AND THE LOWEST QUARTERLY RETURN WAS 0.67% (1ST QUARTER, 1994).



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00



                                                           SINCE INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  (JUNE 30, 1980)
Class IB                          5.91%   5.16%     4.71%           7.12%
Index                             6.10%   5.27%     4.85%           7.32%



  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.
  Current 7-day yield as of December 31, 2000: 6.01%
  Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 2000: 6.20%
  Please call 1-800-862-6668 for the most recent current and effective yield information.


4                                                      HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


  Management fees                                   0.45%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.73%
  Fee waiver                                        (0.07%)
  Net expenses(1)                                   0.66%



(1) Although the Rule 12b-1 fee for Class IB shares is 0.25% of average daily net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES                                          CLASS IB
  (with or without redemption)


  Year 1                                            $68
  Year 3                                            $227
  Year 5                                            $400
  Year 10                                           $902


[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

William H. Davison, Jr.

-  Senior Vice President of HIMCO

-  Manager of the fund since 1992

-  Joined HIMCO in 1990

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER


HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to the fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of the fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $171.5 billion in assets. As of December 31, 2000 HL Advisors had over $47.2 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, CT 06070.


THE INVESTMENT SUB-ADVISER


The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $65.3 billion of assets for various clients. HIMCO is principally located at 55 Farmington Avenue, Hartford, CT 06105.


For the year ended December 31, 2000, the investment management fee paid by the fund was 0.45% of total assets.

PURCHASE AND REDEMPTION OF FUND SHARES


The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").


The fund offers two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary

6                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

The fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares (the "Distribution Plan"). Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has contractually agreed to waive .07% of the fee. This waiver may be withdrawn at any time after April 30, 2001. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.


Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.


DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of the fund are valued at their amortized cost pursuant to procedures established by the Board of Directors.

DIVIDENDS

The Accounts receive such dividends as may be declared by the fund's Board of Directors, from time to time based upon the investment performance of the assets making up the fund's portfolio. The fund declares dividends on a daily basis and pays them monthly.

Such dividends are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

HARTFORD HLS MUTUAL FUNDS                                                      7

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in the fund for those of another fund as indicated by the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, all of the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer from other funds. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.


Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.


For more information about the tax status of the fund, see "Taxes" in the SAI.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. Generally, when a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account insurance-related charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

8                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

HARTFORD HLS MUTUAL FUNDS                                                      9

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND

These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                                         CLASS IB - PERIOD ENDED:
                                                                                              4/1/98 -
                                                                    12/31/00     12/31/99     12/31/98
                                                                   -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $1.000       $1.000       $1.000
Net investment income (loss)                                            0.058        0.068        0.037
Net realized and unrealized gain (loss) on investments                  0.000        0.000        0.000
                                                                   ----------   ----------   ----------
Total from investment operations                                        0.058        0.068        0.037
Less distributions:
  Dividends from net investment income                                 (0.058)      (0.068)      (0.037)
  Distributions from net realized gain on investments                   0.000        0.000        0.000
  Return of capital                                                     0.000        0.000        0.000
                                                                   ----------   ----------   ----------
Total from distributions                                               (0.058)      (0.068)      (0.037)
                                                                   ----------   ----------   ----------
Net increase (decrease) in net asset value                              0.000        0.000        0.000
Net asset value, end of period                                         $1.000       $1.000       $1.000
                                                                   ----------   ----------   ----------
TOTAL RETURN                                                            5.91%        4.71%      3.76%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $36,270       $8,804       $2,179
Ratio of expenses to average net assets                                 0.66%        0.65%      0.64%(2)
Ratio of net investment income (loss) to average net assets             5.73%        4.63%      4.81%(2)
Portfolio turnover rate                                                    --           --           --
Current Yield(3)                                                        6.01%        5.16%        4.61%
Effective Yield(3)                                                      6.20%        5.30%        4.71%



(1)  Annualized.
(2)  Not Annualized.
(3) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.


10                                                     HARTFORD HLS MUTUAL FUNDS

FOR MORE INFORMATION
------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the fund is contained in the financial statements and portfolio holdings in the annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Hartford HLS Funds, including the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the fund at:

BY MAIL:

Hartford Money Market HLS Fund, Inc.
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-732-0330.


BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)


ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Money Market HLS Fund                                                  811-03662

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                     HARTFORD GLOBAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                             HARTFORD VALUE HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                             HARTFORD FOCUS HLS FUND
                         HARTFORD FOCUS GROWTH HLS FUND
                            HARTFORD GROWTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD HIGH YIELD HLS FUND

                          CLASS IA and CLASS IB SHARES

     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectuses. To obtain a free copy of any of the prospectuses or another SAI, send a written request to: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085 or call 1-800-862-6668.

Date of Prospectuses:  May 1, 2001
Date of Statement of Additional Information:  May 1, 2001

TABLE OF CONTENTS                                                        PAGE
GENERAL INFORMATION.........................................................1
INVESTMENT OBJECTIVES AND POLICIES..........................................2
MANAGEMENT OF THE HLS FUNDS................................................14
INVESTMENT MANAGEMENT ARRANGEMENTS.........................................18
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................22
HLS FUND EXPENSES..........................................................24
HLS FUND ADMINISTRATION....................................................25
DISTRIBUTION ARRANGEMENTS..................................................26
DETERMINATION OF NET ASSET VALUE...........................................27
PURCHASE AND REDEMPTION OF SHARES..........................................28
SUSPENSION OF REDEMPTIONS..................................................28
OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS..............................29
INVESTMENT PERFORMANCE.....................................................30
TAXES......................................................................36
CUSTODIAN..................................................................39
TRANSFER AGENT.............................................................39
DISTRIBUTOR................................................................39
INDEPENDENT PUBLIC ACCOUNTANTS.............................................40
OTHER INFORMATION..........................................................40
FINANCIAL STATEMENTS.......................................................40
APPENDIX A.................................................................41

                               GENERAL INFORMATION

     This SAI relates to twenty-six mutual funds (each a "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and for certain qualified retirement plans. (As of the date of this SAI, Focus Growth HLS Fund and Growth HLS Fund are not yet available.) Each HLS Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment adviser and Hartford Life Insurance Company ("Hartford Life") is the administrator of each HLS Fund. HL Advisors and Hartford Life are indirect wholly-owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $171.5 billion in assets. In addition, Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO-Registered Trademark-"), an affiliate of HL Advisors, are sub-advisers to certain of the HLS Funds. HIMCO is a wholly-owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services Company ("HIFSCO"), a wholly-owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

     The Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Growth HLS Fund, Focus HLS Fund, Focus Growth HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, Value HLS Fund and MidCap Value HLS Fund are investment portfolios (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

     Each of the other HLS Funds is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Funds that are each separate corporations also issue common stock in the same two classes (Class IA and Class IB). The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of each HLS Fund.

     The year of each HLS Fund's organization is as follows:

Stock HLS Fund                                       1977
Bond HLS Fund                                        1977
Money Market HLS Fund                                1980
Advisers HLS Fund                                    1983
Capital Appreciation HLS Fund                        1983
Mortgage Securities HLS Fund                         1985
Index HLS Fund                                       1987
International Opportunities HLS Fund                 1990
Dividend and Growth HLS Fund                         1994
Global Advisers HLS Fund                             1995
Small Company HLS Fund                               1996
MidCap HLS Fund                                      1997
Global Leaders HLS Fund                              1998
Growth and Income HLS Fund                           1998
High Yield HLS Fund                                  1998
Global Health HLS Fund                               2000
Global Technology HLS Fund                           2000
Global Communications HLS Fund                       2000
Global Financial Services HLS Fund                   2000

Growth HLS Fund                                      2000
Focus HLS Fund                                       2000
International Capital Appreciation HLS Fund          2001
International Small Company HLS Fund                 2001
Value HLS Fund                                       2001
MidCap Value HLS Fund                                2001
Focus Growth HLS Fund                                2001

                       INVESTMENT OBJECTIVES AND POLICIES

A.   FUNDAMENTAL RESTRICTIONS OF THE FUNDS

     Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of an HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.

     The investment objective and principal investment strategies of each HLS Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each HLS Fund followed by the principal non-fundamental restrictions and policies applicable to each HLS Fund.

     For purposes of the fundamental investment restrictions, the Funds are divided into two groups: Group A and Group B.

            GROUP A                                              GROUP B
Global Health HLS Fund                               Global Communications HLS Fund
Global Technology HLS Fund                           Global Financial Services HLS Fund
Capital Appreciation HLS Fund                        Focus HLS Fund
Dividend and Growth HLS Fund                         Growth HLS Fund
Global Leaders HLS Fund                              Value HLS Fund
Growth and Income HLS Fund                           MidCap Value HLS Fund
Index HLS Fund                                       International Capital Appreciation HLS Fund
International Opportunities HLS Fund                 International Small Company HLS Fund
MidCap HLS Fund                                      Focus Growth HLS Fund
Small Company HLS Fund
Stock HLS Fund
Advisers HLS Fund
Global Advisers HLS Fund
Bond HLS Fund
High Yield HLS Fund
Mortgage Securities HLS Fund
Money Market HLS Fund

     Each Group A HLS Fund may not:

     1.  Issue senior securities.

     2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act.

     Each Group B HLS Fund may not:

     1. Issue senior securities to the extent such issuance would violate applicable law.

     2. Borrow money, except (a) the HLS Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) the HLS Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the HLS Fund may purchase securities on margin to the extent permitted by applicable law and (e) the HLS Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

     Each HLS Fund may not:

     3. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities). This restriction does not apply to the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund or Global Financial Services HLS Fund. Nevertheless, the Global Health Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals, medical products, and health services. Likewise, the Global Technology Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: computers and computer equipment, software and computer services, electronics, and communications equipment.

     4. Make loans, except through (a) the purchase of debt obligations in accordance with the HLS Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

     5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the HLS Fund may be deemed to be an underwriting.

     6. Purchase or sell real estate, except that an HLS Fund may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (E.G., real estate investment trusts) (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the HLS Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships.

     7. Invest in commodities or commodity contracts, except that the HLS Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     8. With respect to 75% of a HLS Fund's total assets, except the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund and Focus HLS Fund, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

     (a) such purchase would cause more than 5% of the HLS Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the HLS Fund.

     Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

     B. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

     The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

     Each HLS Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that a HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of a HLS Fund's total assets.

     4. Sell securities short or maintain a short position except for short sales against the box.

     5. Invest more than 20% of the value of its total assets in the securities of foreign issuers (30% for High Yield HLS Fund and Bond HLS Fund) and non-dollar securities (10% for High Yield HLS Fund and Bond HLS Fund). This policy does not apply to the Money Market HLS Fund or to Funds with the words GLOBAL or INTERNATIONAL in their name.

     6. Acquire any security that is not readily marketable if more than 15% of the net assets of the HLS Fund (10% for the Money Market HLS Fund) taken at market value, would be invested in such securities.

     7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

     If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.


C.   TAX RESTRICTIONS OF THE FUNDS

     Each HLS Fund must:

1. Maintain its assets so that, at the close of each quarter of its taxable year,

     (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

     (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

     (a) no more than 55% of the value of the assets in the fund is represented by any one investment,

     (b) no more than 70% of the value of the assets in the fund is represented by any two investments,

     (c) no more than 80% of the value of the assets in the fund is represented by any three investments, and

     (d) no more than 90% of the value of the total assets of the fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

     The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Fund's prospectus. A further description of certain investment strategies of each HLS Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time of investment.

     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition
     ------------------------------------------------------------
to the Money Market HLS Fund, which may hold cash and invest in money market instruments at any time, all other HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HL Advisors. The HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

     Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which
     ---------------------
the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

     Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. The HLS Fund's board of directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

     HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

     REVERSE REPURCHASE AGREEMENTS Each HLS Fund may also enter into reverse
     -----------------------------
repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value. An HLS Fund will establish a segregated account with the HLS Fund's custodian bank in which an HLS Fund will maintain liquid assets equal in value to an HLS Fund's obligations in respect of reverse repurchase agreements.

     DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities
     ---------------
including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities (Global Health HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund only); (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund only); and (5) securities issued or guaranteed as to principal or interest by a foreign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

     INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted
     --------------------------------
to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (E.G., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

     HIGH YIELD-HIGH RISK SECURITIES Certain of the HLS Funds are permitted
     -------------------------------
to invest up to 5%, and the Global Advisers HLS Fund is permitted to invest up to 15%, of its total assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (E.G., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than

10% of its total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO.

     Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the
     ---------------------------
International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk.
The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS
Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which an HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     ASSET-BACKED SECURITIES Certain HLS Funds may invest in asset-backed
     -----------------------
securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

     EQUITY SECURITIES Each HLS Fund except the Bond HLS Fund and High Yield
     -----------------
HLS Fund as described below and except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest all or a portion of their assets in equity securities (which include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common or preferred stock). In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

     SMALL CAPITALIZATION SECURITIES All HLS Funds except the Mortgage
     -------------------------------
Securities HLS Fund and Money Market HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1)
     -----------------------------------------
Companies organized outside of the United States, and (2) foreign governments and agencies or instrumentalities of foreign governments. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

     Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded ON foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

     The Growth HLS Fund, Focus Growth HLS Fund, Value HLS Fund, and MidCap Value HLS Fund are permitted to invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Global Health HLS Fund, Global Technology HLS Fund Global Communications HLS Fund, Global Financial Services HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, International Opportunities HLS Fund, and Global Advisers HLS Fund may invest all of their assets in such securities.

     The Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Growth and Income HLS Fund, Small Company HLS Fund, MidCap HLS Fund, Stock HLS Fund and Advisers HLS Fund are permitted to invest up to 20% of their total assets in foreign issuers. The Money Market HLS Fund may invest up to 25% of its total assets (provided such assets are U.S. dollar denominated), the High Yield HLS Fund and Bond HLS Fund are permitted to invest up to 30% of their total assets in foreign issuers. Each of the High Yield HLS Fund and Bond HLS Fund may also invest up to 10% of their total assets in non-dollar securities.

     The Global Leaders HLS Fund invests in at least five countries, one of which may be the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation Fund invests in at least five countries; the International Small Company Fund invests in at least ten. The Global Health HLS Fund and Global Technology HLS Fund may invest in securities denominated in any currency.

     Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign government debt securities exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the government authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, certain of the HLS Funds may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS Each HLS Fund, except the Index HLS Fund, Mortgage
     ---------------------
Securities HLS Fund and Money Market HLS Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time OF the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

     The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect
     -----------------------------
of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular HLS Fund holds in its portfolio or that it intends to purchase. For example, if an HLS Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if an HLS Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

     An HLS Fund may only write covered options. "Covered" means that, so long as an HLS Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

     To hedge against fluctuations in currency exchange rates, an HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security position. The HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

     The HLS Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with an HLS Fund's investment objectives and policies.

     Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When an HLS Fund writes a covered option on an index, an HLS Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the HLS Fund will deposit with the custodian liquid assets equal in value to the deficiency.

     To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

     Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that an HLS Fund would have been in a better position had it not used such a strategy.

     SWAP AGREEMENTS Each HLS Fund, except the Index HLS Fund and Money
     ---------------
Market HLS Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a

"notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.

     The HLS Funds will usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the HLS Fund's custodian in a segregated account. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will maintain in the segregated account the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

     ILLIQUID SECURITIES AND OTHER INVESTMENTS Each HLS Fund is permitted to
     -----------------------------------------
invest in illiquid securities or other investments. An HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities or other investments. "Illiquid" securities or investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a HLS Fund's net asset value. An HLS Fund may not be able to sell illiquid securities or other investments when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the board of directors.

     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted
     -------------------------------------------
to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. An HLS Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the HLS Fund's purchase commitments; likewise an HLS Fund will segregate securities sold on a delayed-delivery basis.

     OTHER INVESTMENT COMPANIES Each HLS Fund, except the Index HLS Fund, is
     --------------------------
permitted to invest in other investment companies. The investment companies in which an HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, an HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the HLS Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the HLS Fund; or
(3) more than 5% of the HLS Fund's assets would be invested in any one such investment company.

     LENDING PORTFOLIO SECURITIES Each of the HLS Funds may lend its
     ----------------------------
portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective HLS Fund. While the securities are on loan the borrower will pay the HLS Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of any HLS Fund is not more than 33.33% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).


                           MANAGEMENT OF THE HLS FUNDS

     The business of each HLS Fund is managed by a Board of Directors, who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The directors and officers of the HLS Fund and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the HLS Fund, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

                                                  POSITION
        NAME, ADDRESS, AGE                        HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                THE HLS FUNDS                    DURING LAST 5 YEARS
--------------------------------------------    --------------    ---------------------------------------------------------
ROBERT J. CLARK (age 68)                        Director          Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                               American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                               Previously, Mr. Clark served in positions of increasing
                                                                  responsibility with Aetna Life & Casualty Company from
                                                                  1955 to 1989 retiring as President of the Commercial
                                                                  Insurance Division. Mr. Clark is also an active
                                                                  director or trustee with Hartford Health Care
                                                                  Corporation, Hartford Hospital, CHS Insurance, Ltd. and
                                                                  St. Joseph's College.

WINIFRED ELLEN COLEMAN (age 68)                 Director          Ms. Coleman has served as President of Saint Joseph
27 Buckingham Lane                                                College since 1991. She is a Director of LeMoyne
West Hartford, CT 06117                                           College, St. Francis Hospital, Connecticut Higher
                                                                  Education Student Loan Administration, and The National
                                                                  Conference (Greater Hartford Board of Directors).

WILLIAM ATCHISON O'NEILL (age 70)               Director          The Honorable William A. O'Neill served as Governor of
Box 360                                                           the State of Connecticut from 1980 until 1991. He is
East Hampton, CT 06424                                            presently retired.

MILLARD HANDLEY PRYOR, JR. (age 67)             Director          Mr. Pryor has served as Managing Director of Pryor &
695 Bloomfield Avenue                                             Clark Company (real estate investment), Hartford,
Bloomfield, CT 06002                                              Connecticut, since June, 1992. He served as Chairman
                                                                  and Chief Executive Officer of Corcap, Inc. from
                                                                  1988-1992. In addition, Mr. Pryor is a Director of
                                                                  Pryor & Clark Company, Corcap, Inc., the Wiremold
                                                                  Company, Hoosier Magnetics, Inc., Infodata Systems,
                                                                  Inc. and Pacific Scientific Corporation.

                                                  POSITION
        NAME, ADDRESS, AGE                        HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                THE HLS FUNDS                    DURING LAST 5 YEARS
--------------------------------------------    --------------    ---------------------------------------------------------
LOWNDES ANDREW SMITH* (age 61)                  Director and      Mr. Smith has served as Vice Chairman of Hartford
P.O. Box 2999                                   Chairman          Financial Services Group, Inc. since February, 1997, as
Hartford, CT 06104-2999                                           President and Chief Executive Officer of Hartford Life,
                                                                  Inc. since February, 1997, and as President and Chief
                                                                  Operating Officer of The Hartford Life Insurance Companies
                                                                  since January, 1989. He was formerly Senior Vice President and Group Comptroller of The Hartford Insurance Group from
                                                                  1987-1989. He has been a Director of Connecticut Children's
                                                                  Medical Center since 1993, a Director of American Counsel of
                                                                  Life Insurance from 1993-1996 and 1998-present, and a
                                                                  Director of Insurance Marketplace Standards Association from
                                                                  1996 to present. Mr. Smith is also President and a Director of HIFSCO and HL Advisors.

JOHN KELLEY SPRINGER (age 69)                   Director          Mr. Springer currently serves as Chairman of Medspan,
225 Asylum Avenue                                                 Inc. (health maintenance organization). From 1986 to
Hartford, CT 06103                                                1997 he served as Chief Executive Officer of
                                                                  Connecticut Health System, Inc. Formerly, he served as
                                                                  the Chief Executive Officer of Hartford Hospital,
                                                                  Hartford, Connecticut (June, 1976 - August, 1989). He
                                                                  is also a Director of Hartford Hospital, and CHS
                                                                  Insurance Ltd. (Chairman).

DAVID M. ZNAMIEROWSKI (age 40)                  President         Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                            and Director      President, Chief Investment Officer and Director of
Hartford, CT  06105                                               Investment Strategy for Hartford Life, Inc. Mr.
                                                                  Znamierowski previously was Vice President, Investment
                                                                  Strategy and Policy with Aetna Life & Casualty Company from
                                                                  1991 to 1996 and held several positions including Vice
                                                                  President, Corporate Finance with Solomon Brothers from 1986 to 1991. Mr. Znamierowski is also a Director and Senior Vice
                                                                  President of HIFSCO and a Managing Member and Senior Vice
                                                                  President of HL Advisors.

PETER CUMMINS (age 63)                          Vice              Mr. Cummins has served as Senior Vice President since
P. O. Box 2999                                  President         1997 and Vice President since 1989 of sales and
Hartford, CT 06104-2999                                           marketing of the Investment Products Division of
                                                                  Hartford Life Insurance Company. He is also a Director and
                                                                  Senior Vice President of HIFSCO and a Managing Member and
                                                                  Senior Vice President of HL Advisors.

                                                  POSITION
        NAME, ADDRESS, AGE                        HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                THE HLS FUNDS                    DURING LAST 5 YEARS
--------------------------------------------    --------------    ---------------------------------------------------------
STEPHEN T. JOYCE (age 41)                       Vice              Mr. Joyce currently serves as Senior Vice President and
P. O. Box 2999                                  President         director of investment products management for Hartford
Hartford, CT 06104-2999                                           Life Insurance Company. Previously he served as Vice
                                                                  President (1997-1999) and Assistant Vice President
                                                                  (1994-1997) of Hartford Life Insurance Company.

ANDREW WILLIAM KOHNKE (age 42)                  Vice              Mr. Kohnke serves as Managing Director and a Director
55 Farmington Avenue                            President         of HIMCO.  Previously he served as Vice President of
Hartford, CT 06105                                                HIMCO (1986-1996) and Investment Manager for HIMCO
                                                                  (1983-1986). Mr. Kohnke is also a Director and Senior
                                                                  Vice President of HIFSCO and a Managing Member and
                                                                  Senior Vice President of HL Advisors.

THOMAS MICHAEL MARRA (age 42)                   Vice              Mr. Marra has served as Chief Operating Officer since
P.O. Box 2999                                   President         2000, Executive Vice President since 1996, and as
Hartford, CT 06104-2999                                           Senior Vice President and Director since 1994 of the
                                                                  Investment Products Division of Hartford Life Insurance
                                                                  Company. Mr. Marra is also a Director and Executive
                                                                  Vice President of HIFSCO and a Managing Member and
                                                                  Executive Vice President of HL Advisors.

JOHN C. WALTERS (age 38)                        Vice              Mr. Walters currently serves as Executive Vice
P.O. Box 2999                                   President         President and Director of the Investment Products
Hartford, CT 06104-2999                                           Division of Hartford Life Insurance Company. Previously
                                                                  Mr. Walters was with First Union Securities which he
                                                                  had joined through the acquisition of Wheat First
                                                                  Butcher Singer in 1998. Mr. Walters joined Wheat First
                                                                  in 1984.

GEORGE RICHARD JAY (age 48)                     Controller        Mr. Jay has served as Secretary and Director, Life and
P.O. Box 2999                                   and Treasurer     Equity Accounting and Financial Control, of Hartford
Hartford, CT 06104-2999                                           Life Insurance Company since 1987.


KEVIN J. CARR (age 46)                          Vice              Mr. Carr has served as Assistant General Counsel since
55 Farmington Avenue                            President,        1999, Counsel since November 1996 and Associate Counsel
Hartford, CT 06105                              Secretary         since November 1995, of The Hartford Financial Services
                                                and Counsel       Group, Inc. Formerly he served as Counsel of
                                                                  Connecticut Mutual Life Insurance Company from March
                                                                  1995 to November 1995 and Associate Counsel of 440
                                                                  Financial Group of Worcester from 1994 to 1995. Mr.
                                                                  Carr is also Counsel and Assistant Secretary of HL
                                                                  Advisors and HIFSCO and Assistant Secretary of HIMCO.

                                                  POSITION
        NAME, ADDRESS, AGE                        HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                THE HLS FUNDS                    DURING LAST 5 YEARS
--------------------------------------------    --------------    ---------------------------------------------------------
CHRISTOPHER JAMES COSTA (age 36)                Assistant         Mr. Costa has served as the Tax Manager of The
P.O. Box 2999                                   Secretary         Hartford-Sponsored Mutual Funds since July 1996.
Hartford, CT 06104-2999                                           Formerly he served as the Tax Manager and Assistant
                                                                  Treasurer of The Phoenix Mutual Funds from June 1994 to June
                                                                  1996 and as a Tax Consultant with Arthur Andersen LLP from
                                                                  September 1990 to June 1994.


     An Audit Committee and Nominating Committee have been appointed for each fund. Each Committee is made up of those directors who are not "interested persons" of the HLS Fund.

     All officers and directors of the HLS Funds are also officers and directors of The Hartford Mutual Funds, Inc., a family of twenty-three mutual funds.

     COMPENSATION OF OFFICERS AND DIRECTORS The HLS Funds pay no salaries or
     --------------------------------------
compensation to any officer or director affiliated with The Hartford. The chart below sets forth the fees paid by the HLS Fund to the non-interested directors for the 2000 fiscal year and certain other information:

                                                    Pension Or                                Total Compensation
                               Aggregate            Retirement Benefits    Estimated Annual   From the HLS Funds
                               Compensation From    Accrued As Part Of     Benefits Upon      And Fund Complex
Name of Person, Position       the HLS Funds        HLS Fund Expenses      Retirement         Paid To Directors*
--------------------------------------------------------------------------------------------------------------------
Robert J. Clark, Director           $28,138                 $0                   $0                 $37,750
Winifred E. Coleman, Director       $28,138                 $0                   $0                 $37,750
William A. O'Neill, Director        $28,138                 $0                   $0                 $37,750
Millard H. Pryor, Director          $25,498                 $0                   $0                 $33,750
John K. Springer, Director          $28,138                 $0                   $0                 $37,750

     *As of December 31, 2000, there were thirty-nine Funds in the Complex (including the HLS Funds).

     As of March 30, 2001, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each HLS Fund.

     The charter applicable to each HLS Fund provides that the directors, officers and employees of the HLS Fund may be indemnified by the HLS Fund to the fullest extent permitted by Maryland law and the federal securities laws. The bylaws applicable to each HLS Fund provide that the HLS Fund shall indemnify each of its directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such director, officer or employee, directly or indirectly, by reason of being or having been a director, officer or employee of the HLS Fund. Neither the charter nor the bylaws authorize the HLS Fund to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     Each HLS Fund has entered into an investment advisory agreement with HL Investment Advisors, LLC ("HL Advisors"). The investment advisory agreement provides that HL Advisors, subject to the supervision and approval of each HLS Fund's board of directors, is responsible for the management of each HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. In addition, Hartford Life provides administrative services to the HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Fund, each HLS Fund pays for these services directly.

     HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Index HLS Fund, Mortgage Securities HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund. With respect to the remaining HLS Funds, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

     As provided by the investment advisory agreements, each HLS Fund pays HL Advisors an investment advisory fee, which is accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value. HL Advisors, not any HLS Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised HLS Funds.

     The investment management fee rates are as follows:

INDEX HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, GLOBAL ADVISERS HLS FUND, SMALL COMPANY HLS FUND, MIDCAP HLS FUND AND INTERNATIONAL OPPORTUNITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.775%
Next $250,000,000                       0.725%

Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%

VALUE HLS FUND AND MIDCAP VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%

GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INTERNATIONAL SMALL COMPANY HLS FUND, FOCUS HLS FUND AND FOCUS GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.850%
Next $250,000,000                       0.800%
Amount Over $500,000,000                0.750%

         The sub-advisory fee rates are as follows:

INDEX HLS FUND, MONEY MARKET HLS FUND, BOND HLS FUND, HIGH YIELD HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                             At Cost

ADVISERS HLS FUND, DIVIDEND AND GROWTH HLS FUND, GROWTH AND INCOME HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.325%
Next $100,000,000                       0.250%
Next $350,000,000                       0.200%
Amount Over $500,000,000                0.150%

VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Next $500,000,000                       0.200%
Amount Over $ 1 Billion                 0.175%

FOCUS HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Amount Over $150,000,000                0.250%

CAPITAL APPRECIATION HLS FUND, GLOBAL LEADERS HLS FUND, GLOBAL ADVISERS HLS FUND, SMALL COMPANY HLS FUND, MIDCAP HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND AND MIDCAP VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.200%

INTERNATIONAL CAPITAL APPRECIATION HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.225%

GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND AND GLOBAL TECHNOLOGY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $100,000,000                      0.450%
Next $400,000,000                       0.350%
Amount Over $500,000,000                0.300%

INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.350%
Amount Over $150,000,000                0.275%

     For the last three fiscal years, each HLS Fund has paid the following advisory fees to HL Advisors:

HLS FUND NAME                                                  2000                 1999                1998
-------------                                                  ----                 ----                ----
Global Communications HLS Fund                                 ----                 ----                 ----
Global Financial Services HLS Fund                             ----                 ----                 ----
Focus HLS Fund                                                 ----                 ----                 ----
Focus Growth HLS Fund                                          ----                 ----                 ----
Growth HLS Fund                                                ----                 ----                 ----
Value HLS Fund                                                 ----                 ----                 ----
MidCap Value HLS Fund                                          ----                 ----                 ----
International Capital Appreciation HLS Fund                    ----                 ----                 ----
International Small Company HLS Fund                           ----                 ----                 ----
Global Health HLS Fund                                       $264,930               ----                 ----
Global Technology HLS Fund                                   $247,088               ----                 ----
Capital Appreciation HLS Fund                              $40,698,579              $28,279,376         $23,148,831
Dividend and Growth HLS Fund                               $13,783,433              $14,387,861         $11,746,871
Global Leaders HLS Fund                                     $2,499,273                 $315,278              $5,826

HLS FUND NAME                                                  2000                 1999                1998
-------------                                                  ----                 ----                ----
Growth and Income HLS Fund                                  $1,876,333                 $504,291             $38,069
Index HLS Fund                                              $5,149,099               $4,356,861          $2,931,531
International Opportunities HLS Fund                        $7,392,807               $6,344,130          $5,838,942
MidCap HLS Fund                                             $6,536,373               $1,712,667            $449,736
Small Company HLS Fund                                      $5,105,364               $2,400,827          $1,511,160
Stock HLS Fund                                             $23,920,310              $20,925,628         $15,103,808
Advisers HLS Fund                                          $59,648,251              $56,203,516         $43,114,112
Global Advisers HLS Fund                                    $2,249,084               $1,821,043          $1,429,470
Bond HLS Fund                                               $2,929,792               $2,830,655          $2,165,188
High Yield HLS Fund                                          $322,313                  $207,216             $19,214
Mortgage Securities HLS Fund                                 $781,479                  $884,063            $838,841
Money Market HLS Fund                                       $2,870,381               $2,688,668          $1,756,465

     Pursuant to the investment advisory agreement, investment sub-advisory and investment services agreements neither HL Advisors, HIMCO nor Wellington Management is liable to the HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2000, HL Advisors had approximately $ 47.2 billion in assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2000, HIMCO and its wholly-owned subsidiary had approximately $ 65.3 billion in assets under management.

     Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000, Wellington Management had investment management authority with respect to approximately $ 274 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John
R. Ryan.

     The investment advisory agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the HLS Funds including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the Board of Directors, by vote of a majority of the outstanding voting securities of the respective HLS Fund or by HL Advisors, upon 60 days' notice to HIMCO and Wellington Management, and by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that HLS Fund only). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment advisory agreement.

     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

     Each fund and each adviser, sub-adviser and principal underwriter to each fund has adopted a Code of Ethics designed to protect the interests of each fund's shareholders. Under each Code of Ethics investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The HLS Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, HIMCO and Wellington Management are primarily responsible for the investment decisions of each HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the HLS Funds will not necessarily pay the lowest possible spread or commission. Upon instructions from the HLS Funds, HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the HLS Funds.

     Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who indirectly sell shares of the Funds by selling variable contracts.

     HIMCO and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

     While HIMCO and Wellington Management seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, dealers who provide investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, an HLS Fund will be benefited by such research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received is in addition to and not in lieu of the services required to be performed by HIMCO and Wellington Management under the investment advisory agreement or the investment sub-advisory agreement. The expenses of HIMCO and Wellington Management are not necessarily reduced as a result of the receipt of such supplemental information. HIMCO and Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the HLS Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.

     Investment decisions for the HLS Funds are made independently from those of any other clients that are managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by each HLS Fund's board of directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue). Accounts managed by HIMCO or Wellington (or their affiliates) may hold securities held by an HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security.

     For the last three fiscal years, each HLS Fund has paid the following brokerage commissions:

FUND NAME                                                   2000              1999           1998
-------------                                               ----              ----           ----
Global Communications HLS Fund                                --              ---            ---
Global Financial Services HLS Fund                            --              ---            ---
Focus HLS Fund                                                --              ---            ---
Focus Growth HLS Fund                                         --              ---            ---
Growth HLS Fund                                               --              ---            ---
Value HLS Fund                                                --              ---            ---
MidCap Value HLS Fund                                         --              ---            ---
International Capital Appreciation HLS Fund                   --              ---            ---
International Small Company HLS Fund                          --              ---            ---
Global Health HLS Fund                                         $130,957       ---            ---
Global Technology HLS Fund                                      $97,774       ---            ---
Capital Appreciation HLS Fund                               $15,249,703     $9,414,734     $6,278,243
Dividend and Growth HLS Fund                                 $4,145,091     $3,991,949     $3,315,868
Global Leaders HLS Fund                                      $3,697,328       $406,575         $8,481
Growth and Income HLS Fund                                     $383,999       $142,956        $13,302
Index HLS Fund                                                 $147,865       $168,000       $163,000
International Opportunities HLS Fund                         $8,161,531     $7,376,146     $8,353,895
MidCap HLS Fund                                              $3,385,103       $977,321       $277,583
Small Company HLS Fund                                       $2,282,267     $1,012,220     $1,237,532
Stock HLS Fund                                               $2,282,267     $6,262,227     $3,533,875
Advisers HLS Fund                                            $5,591,379     $6,017,777     $3,712,596
Global Advisers HLS Fund                                     $1,225,622     $1,079,028     $1,084,719
Bond HLS Fund                                                 N/A             N/A            N/A
High Yield HLS Fund                                           N/A             N/A            N/A
Mortgage Securities HLS Fund                                  N/A             N/A            N/A
Money Market HLS Fund                                         N/A             N/A            N/A

     Changes in the amounts of brokerage commissions paid generally reflect increases in the total assets of an HLS Fund and/or changes in portfolio turnover rates.

     The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2000.

HLS FUND NAME                                       COMMISSIONS PAID TO      TOTAL AMOUNT OF TRANSACTION TO
                                                  FIRMS FOR EXECUTION AND   FIRMS FOR EXECUTION AND RESEARCH
                                                     RESEARCH SERVICES                  SERVICES
Global Communications HLS Fund                            $1,450                       $2,221,822

Global Financial Services HLS Fund                          --                             --
Focus HLS Fund                                              --                             --
Focus Growth HLS Fund                                       --                             --
Growth HLS Fund                                            $855                        $1,986,024
Value HLS Fund                                              --                             --
MidCap Value HLS Fund                                       --                             --
International Capital Appreciation HLS Fund                 --                             --
International Small Company HLS Fund                        --                             --
Global Health HLS Fund                                    $20,466                     $35,715,371
Global Technology HLS Fund                                $21,089                     $31,567,008
Capital Appreciation HLS Fund                           $1,074,081                    $822,275,087
Dividend and Growth HLS Fund                             $430,153                     $499,884,350
Global Leaders HLS Fund                                  $158,205                     $162,321,959
Growth and Income HLS Fund                               $120,954                     $238,274,539
Index HLS Fund                                              --                             --
International Opportunities HLS Fund                      $12,959                      $6,994,937
MidCap HLS Fund                                          $253,338                     $241,533,511
Small Company HLS Fund                                    $78,725                     $85,600,914
Stock HLS Fund                                           $697,104                     $742,547,266
Advisers HLS Fund                                        $703,885                     $771,163,559
Global Advisers HLS Fund                                  $1,068                        $561,716
Bond HLS Fund                                               --                             --
High Yield HLS Fund                                         --                             --
Mortgage Securities HLS Fund                                --                             --
Money Market HLS Fund                                       --                             --

                                HLS FUND EXPENSES

     Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each HLS Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under each HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                             HLS FUND ADMINISTRATION

     An Administrative Services Agreement between each HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, although the HLS Funds pay for these services directly. As compensation for the services to be performed by Hartford Life, each HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of

 .20% of the average daily net assets of the HLS Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.

     For the last three fiscal years, each HLS Fund has paid the following administrative fees to Hartford Life:

HLS FUND NAME                                                     2000                1999                1998
-------------                                                     ----                ----                ----
Global Communications HLS Fund                                    ---                 ---                  ---
Global Financial Services HLS Fund                                ---                 ---                  ---
Focus HLS Fund                                                    ---                 ---                  ---
Focus Growth HLS Fund                                             ---                 ---                  ---
Growth HLS Fund                                                   ---                 ---                  ---
Value HLS Fund                                                    ---                 ---                  ---
MidCap Value HLS Fund                                             ---                 ---                  ---
International Capital Appreciation HLS Fund                       ---                 ---                  ---
International Small Company HLS Fund                              ---                 ---                  ---
Global Health HLS Fund                                             $81,517            ---                  ---
Global Technology HLS Fund                                         $76,027            ---                  ---
Capital Appreciation HLS Fund                                  $18,740,088         $12,896,177           $9,497,866
Dividend and Growth HLS Fund                                    $6,073,393          $6,358,994           $4,656,224
Global Leaders HLS Fund                                           $909,841            $108,269               $2,027
Growth and Income HLS Fund                                        $667,783            $174,191              $12,712
Index HLS Fund                                                  $5,149,099          $4,356,861           $2,669,517
International Opportunities HLS Fund                            $3,066,040          $2,573,708           $2,115,423
MidCap HLS Fund                                                 $2,672,206            $610,859             $144,116
Small Company HLS Fund                                          $1,998,694            $870,967             $481,386
Stock HLS Fund                                                 $18,785,259         $16,390,499          $10,675,568
Advisers HLS Fund                                              $27,656,837         $26,036,945          $18,087,300
Global Advisers HLS Fund                                          $809,040            $646,111             $453,310
Bond HLS Fund                                                   $1,995,157          $1,922,419           $1,314,094
High Yield HLS Fund                                               $112,109             $71,775               $6,684
Mortgage Securities HLS Fund                                      $625,183            $707,251             $609,614
Money Market HLS Fund                                           $2,296,305          $2,150,934           $1,284,777

                            DISTRIBUTION ARRANGEMENTS

     Each Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.

     Each Fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

     Pursuant to the Plans, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed, the annual rate of 0.25% of each HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

     Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Fund investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These Plans are considered compensation type plans, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

     In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each Fund's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

     The Plans were adopted by a majority vote of the board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The board of directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of each Fund affected thereby. A Plan will automatically terminate in the event of its assignment.

     For the last two fiscal years, the following 12b-1 fees were paid by the Class IB Shares of the HLS Funds in the years indicated:

                    HLS FUND NAME                                   2000                            1999
                    -------------                                   ----                            ----
Global Communications HLS Fund                                       ---                             ---
Global Financial Services HLS Fund                                   ---                             ---
Focus HLS Fund                                                       ---                             ---
Focus Growth HLS Fund                                                ---                             ---
Growth HLS Fund                                                      ---                             ---
Value HLS Fund                                                       ---                             ---
MidCap Value HLS Fund                                                ---                             ---
International Capital Appreciation HLS Fund                          ---                             ---
International Small Company HLS Fund                                 ---                             ---
Global Health HLS Fund                                              $4,142                           ---
Global Technology HLS Fund                                          $4,811                           ---
Capital Appreciation HLS Fund                                     $120,031                         $21,889
Dividend and Growth HLS Fund                                       $37,668                         $23,523
Global Leaders HLS Fund                                            $16,261                             $81
Growth and Income HLS Fund                                          $8,772                             $22
Index HLS Fund                                                     $10,569                              $3
International Opportunities HLS Fund                                $2,532                          $2,532

                                   -26-

                    HLS FUND NAME                                   2000                            1999
                    -------------                                   ----                            ----
MidCap HLS Fund                                                    $27,656                              $3
Small Company HLS Fund                                             $47,276                          $6,982
Stock HLS Fund                                                    $150,489                         $48,441
Advisers HLS Fund                                                 $333,832                        $147,810
Global Advisers HLS Fund                                            $3,453                              $3
Bond HLS Fund                                                      $38,668                         $17,793
High Yield HLS Fund                                                 $1,362                            $191
Mortgage Securities HLS Fund                                          $585                              $3
Money Market HLS Fund                                              $30,074                         $10,172

     The entire amount of 12b-1 fees listed above were paid to dealers as compensation.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds' Prospectus. The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each HLS Fund other than the Money Market HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the last sale price reported on principal securities exchanges on which it is traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the HLS Funds' board of directors.

     Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

     The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The Fund's board of directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Fund) redemption of shares in kind (I.E., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase or sale (redemption) of HLS Fund shares, see "Purchase of Fund Shares" in the HLS Funds' Prospectus.

                            SUSPENSION OF REDEMPTIONS

     An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or (3) for such other periods as the SEC may permit for the protection of investors.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

     CAPITAL STOCK The board of directors is authorized, without further
     -------------
shareholder approval, to authorize additional shares and to classify and reclassify the HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

     Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all HLS shares held in Hartford Life's separate accounts. The shares are held for the benefit of Hartford Life's contractholders and policy owners. In addition to Hartford Life, the following entity owns 5% or more of each class of HLS shares.

     As of March 31, 2000, HL Advisors owned shares in the following HLS
Funds:

                     FUND                                       PERCENTAGE OF OWNERSHIP
                     ----                                       -----------------------
                                                             CLASS IA              CLASS IB
                                                             --------              --------
Global Communications HLS Fund                                 100%                  100%
Global Financial Services HLS Fund                             100%                  100%
Focus Growth HLS Fund                                          100%                  100%
Growth HLS Fund                                                100%                  100%

     SHARE CLASSES Under each HLS Fund's multi-class plan, shares of each
     -------------
class of an HLS Fund represent an equal pro-rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and
(f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the HLS Fund's board of directors are currently limited to payments made to the distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares.

     VOTING Each shareholder is entitled to one vote for each share of the
     ------
HLS Funds held upon all matters submitted to the shareholders generally. Hartford Life, or its affiliates, is the shareholder of record for all HLS

Funds. Hartford Life will vote all HLS Fund shares, pro-rata, according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds.

     Matters in which the interests of all the Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

     OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in
     ------------
accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

A.   MONEY MARKET HLS FUND

     In accordance with regulations prescribed by the SEC, the HLS Fund is required to compute the Money Market HLS Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

     The SEC also permits the HLS Fund to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, any default by issuers of investments held by the Money Market HLS Fund and its operating expenses.

     For the seven-day period ending December 31, 2000 the Money Market HLS Fund's annualized yield for Class IA and Class IB was 6.20% and 6.01% respectively. For the same period the effective yield for Class IA and Class IB was 6.39% and 6.20% respectively.

Example:

     Assumptions:

     Value of a hypothetical pre-existing account with exactly one share of Class IA at the beginning of the period: $1.000000

     Value of the same account (excluding capital changes) at the end of the seven day period: $1.0011898 This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

         Calculation:
         Ending account value                                                                    $1.0011898
         Less beginning account value                                                              1.000000

         Net change in account value                                                              $.0011898
         Base period return:                                          $.0011898/$1.000000    =     .0011898
         (adjusted change/beginning account value)

         Current yield =                                              .0011898 X (365/7)     =        6.20%
         Effective yield =                                            (1 + .0011898)^(365/7) - 1  =   6.39%

     The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

B.    OTHER FUNDS

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total
     ---------------------------------------------------
return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                   P (1 + T) to the power of n = ERV

Where:

P       =     a hypothetical initial payment of               n        =      number of years
              $1,000, less the maximum sales load
              applicable to a Fund                            ERV      =      ending redeemable value of the
                                                                              hypothetical $1,000 initial payment
T       =     average annual total return                                     made at the beginning of the
                                                                              designated period (or fractional
                                                                              portion thereof)

     The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

     Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

     Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely
     ----------------------------
represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     In contrast to Class IA shares, the Class IB shares charge 12b-1 fees to cover distribution expenses. Because the historical performance of Class IA shares may be helpful to a prospective investor's decision, the HLS Funds may advertise standard average annual total return for Class IA shares and, when available, Class IB shares.

     The chart below sets forth certain standardized and non-standardized performance information as of December 31, 2000 for the Class IA and Class IB shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

     The manner in which total return and yield are calculated is described above. The following table sets forth the average annual total return and, where applicable, the yield for each HLS Fund shown for periods ending December 31, 2000. The other Funds commenced operations in 2000 or 2001.

                                                                 TOTAL RETURN                             YIELD
                                          -------------------------------------------------------     -------------
HLS FUND                                         SINCE                         5          10              30-DAY
(INCEPTION DATE)                               INCEPTION        1 YEAR       YEARS       YEARS            YIELD
                                            ---------------     ------      -------     --------       ------------
Capital Appreciation HLS Fund
   Class IA (April 2, 1984)                     18.40%          13.22%      21.56%       22.67%            N/A
   Class IB (April 1, 1998)                     17.97%          13.02%       N/A          N/A              N/A

Dividend and Growth HLS Fund
   Class IA (March 8, 1994)                     17.86%          10.95%      17.13%        N/A              N/A
   Class IB (April 1, 1998)                      7.07%          10.75%       N/A          N/A              N/A

Global Leaders HLS Fund
   Class IA (September 30, 1998)                31.15%          -7.06%       N/A          N/A              N/A
   Class IB (September 30, 1998)                30.92%          -7.22%       N/A          N/A              N/A
Growth and Income HLS Fund
   Class IA (May 29, 1998)                      12.85%          -5.64%       N/A          N/A              N/A
   Class IB (May 29, 1998)                      12.61%          -5.81%       N/A          N/A              N/A

Index HLS Fund
   Class IA (May 1, 1987)                       13.92%          -9.50%      17.72%       16.75%            N/A
   Class IB (November 9, 1999)                  -2.35%          -9.66%        N/A         N/A              N/A

International Opportunities HLS Fund
   Class IA (July 2, 1990)                       7.42%         -17.10%       8.25%        9.14%            N/A
   Class IB (April 1, 1998)                      4.95%         -17.25%       N/A          N/A              N/A

MidCap HLS Fund
   Class IA (July 15, 1997)                     33.76%          25.42%       N/A          N/A              N/A
   Class IB (November 9, 1999)                  44.12%          25.20%       N/A          N/A              N/A

Small Company HLS Fund
   Class IA (August 9, 1996)                    17.60%         -13.12%       N/A          N/A              N/A
   Class IB (April 1, 1998)                     13.49%         -13.28%       N/A          N/A              N/A

Stock HLS Fund
   Class IA (August 31, 1977)                   15.17%          -7.04%      19.41%       17.48%            N/A
   Class IB (April 1, 1998)                      9.22%          -7.21%       N/A          N/A              N/A

Advisers HLS Fund
   Class IA (March 31, 1983)                    12.83%        -.75%         14.71%       13.75%            N/A
   Class IB (April 1, 1998)                      7.63%        -.92%          N/A          N/A              N/A

Global Advisers HLS Fund
   Class IA (March 1, 1995)                     10.30%       -6.63%          8.99%        N/A              N/A
   Class IB (November 9, 1999)                   1.67%       -6.80%          N/A          N/A              N/A

Bond HLS Fund
   Class IA (August 31, 1977)                    8.67%       11.99%          6.47%        7.75%            6.13%
   Class IB (April 1, 1998)                      5.46%       11.79%          N/A          N/A              5.94%

High Yield HLS Fund
   Class IA (September 30, 1998)                 4.18%        1.03%          N/A          N/A             10.75%
   Class IB (September 30, 1998)                 3.99%         .85%          N/A          N/A             10.55%

Mortgage Securities HLS Fund

HLS FUND                                         SINCE                         5          10              30-DAY
(INCEPTION DATE)                               INCEPTION        1 YEAR       YEARS       YEARS            YIELD
                                            ---------------     ------      -------     --------       ------------
   Class IA (January 1, 1985)                    8.50%       10.28%          6.48%        7.16%            6.68%
   Class IB (November 9, 1999)                   8.18%       10.08%          N/A          N/A              6.48%

Money Market HLS Fund
   Class IA (June 30, 1980)                      7.31%        6.10%       5.35%        4.90%             N/A
   Class IB (April 1, 1998)                      5.23%        5.91%     N/A          N/A                 N/A

     Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends, Capital Gains and Taxes" in the HLS Funds' Prospectus).

     Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by
     -----------------------------
dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                     a-b
                2[(------- + 1) to the power of 6  -  1]
                      cd

Where:

a      =      net investment income earned during            c      =      the average daily number of shares of
              the period attributable to the subject                       the subject class outstanding during
              class                                                        the period that were entitled to
b      =      net expenses accrued for the period                          receive dividends
              attributable to the subject class              d      =      the maximum offering price per share
                                                                           of the subject class on the last day
                                                                           of the period

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the HLS Funds may advertise their
     -------------------
performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

     The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

     The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

     The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

     The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (I.E., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

     The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

     The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

     The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 2000 there were 87 names in the Index.

     The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 2000 there were 159 names in the Index.

     In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information;
(2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, E.G., The Survey of Current Business or other independent parties, E.G., the Investment Company Institute, may be used to illustrate investment attributes to the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

     Each HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines.

     From time to time the HLS Fund may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and reduces an investor's return under the Contract. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                  TAXES

FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

     Each HLS Fund is treated as a separate taxpayer for federal income tax purposes. Each HLS Fund intends to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If an HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each HLS Fund intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, an HLS Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

     An HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a REGULATED INVESTMENT COMPANY whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

     Each of the HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the Accounts) that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HLS Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HLS Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     - no more than 55% of a Fund's total assets may be represented by any one investment

     - no more than 70% by any two investments o no more than 80% by any three investments

     -   no more than 90% by any four investments

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of
Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by an HLS Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The HLS Funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such an HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

     An HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules:
(1) could affect the character, amount and timing of distributions to shareholders of an HLS Fund, (2) could require such an HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a REGULATED INVESTMENT COMPANY, each HLS Fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

     If for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year an HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if an HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers and each HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for an HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment sub-adviser might otherwise select.

     As of December 31, 2000, the following HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

           ------------------------------------  ----------------------------  --------------------------
                                                                                    EXPIRATION DATES:
                      HLS FUND NAME                         AMOUNT                    DECEMBER 31,
           ------------------------------------  ----------------------------  --------------------------
           Global Technology HLS Fund                        $64,000                      2008
           ------------------------------------  ----------------------------  --------------------------
           High Yield HLS Fund                              $146,000                      2007
           ------------------------------------  ----------------------------  --------------------------
           High Yield HLS Fund                            $2,132,000                      2008
           ------------------------------------  ----------------------------  --------------------------

           ------------------------------------  ----------------------------  --------------------------
           Bond HLS Fund                                 $12,948,000                      2007
           ------------------------------------  ----------------------------  --------------------------
           Bond HLS Fund                                 $12,693,000                      2008
           ------------------------------------  ----------------------------  --------------------------
           Mortgage Securities HLS Fund                   $7,251,000                      2002
           ------------------------------------  ----------------------------  --------------------------
           Mortgage Securities HLS Fund                   $6,081,000                      2007
           ------------------------------------  ----------------------------  --------------------------
           Mortgage Securities HLS Fund                   $2,016,000                      2008
           ------------------------------------  ----------------------------  --------------------------

     If an HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

     Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

     Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because an HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR  TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HLS Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                CUSTODIAN

     Portfolio securities of each HLS Fund are held pursuant to Custodian Agreements between each HLS Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                              TRANSFER AGENT

     Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The Transfer Agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                DISTRIBUTOR

         Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Fund's distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              OTHER INFORMATION

     The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the HLS Funds at any time, or to grant the use of such name to any other company.

     The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P 500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

     In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                            FINANCIAL STATEMENTS

     Each HLS Fund's audited financial statements as of and for the year ended December 31, 2000, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the HLS Funds' annual report as filed with the SEC are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -   Leading market positions in well-established industries.

     -   High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     -   Liquidity ratios are adequate to meet cash requirements.

     Liquidity ratios are basically as follows, broken down by the type of issuer:

         Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

         Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

         Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

     - The issuer has access to at least two additional channels of borrowing.

     - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

     - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

     -   The reliability and quality of management are unquestioned.

                                OTHER INFORMATION

Item 23.             Exhibits
         a.(i)       Articles of Incorporation(1)
         a.(ii)      Articles Supplementary(8)
         b.          By-Laws(1)
         c.          Not Applicable
         d.(i)       Form of Investment Management Agreement(3)
         d.(ii)      Form of Investment Services Agreement(6)
         e.          Form of Principal Underwriting Agreement(7)
         f.          Not Applicable
         g.(i)       Form of Custodian Agreement(2)
         g.(ii)      Form of Custodian Agreement with Chase Manhattan Bank(5)
         g.(iii)     Form of Custodian Agreement with State Street Bank
                     and Trust Company(6)
         h.(i)       Form of Administrative Services Agreement(4)
         h.(ii)      Form of Share Purchase Agreement(4)
         i.          Opinion and Consent of Counsel(10)
         j.          Consent of Independent Public Accountants
         k.          Not applicable
         l.          Not Applicable
         m.          Form of Rule 12b-1 Distribution Plan(7)
         n.          Financial Data Schedules(9)
         o.          Form of Multi-Class Plan Pursuant to Rule 18f-3(7)
         p.(i)       Code of Ethics of HL Investment Advisors LLC and Hartford
                     Investment
                     Management Company (10)
         p.(ii)      Code of Ethics of Hartford Securities Distribution
                     Company (10)
         p.(iii)     Code of Ethics of Wellington Management Company LLP (10)
         q.          Power of Attorney (10)

------------------
(1) Incorporated herein by reference to Registrant's Registration Statement filed on February 3, 1983.
(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment #1 filed on April 6, 1983.
(3) Incorporated herein by reference to Registrant's Proxy Statement dated September 19, 1984.
(4) Incorporated herein by reference to Registrant's Registration Statement filed on April 28, 1993.
(5) Incorporated herein by reference to Registrant's Registration Statement filed on April 23, 1996.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment #18 filed on April 10, 1997.
(7) Incorporated herein by reference to Registrant's Post-Effective Amendment #19 filed on November 19, 1997.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment #20 filed on April 17, 1998
(9) Incorporated herein by reference to Registrant's Form NSAR-B filed on February 28, 2000.
(10) Incorporated herein by reference to Registrant's Post-Effective Amendment #24 filed on April 28, 2000.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of January 31, 2001, any persons directly or indirectly under common control with the registrant are affiliates of, and are controlled by, Hartford Financial Services Group, Inc. Information about all such persons is incorporated herein by reference to the Form 10-K of Hartford Financial Services, Inc. filed on March 23, 2001.

Item 25. INDEMNIFICATION

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b), or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

         (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

                  (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or
                  (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                      Position with HL
NAME                  INVESTMENT ADVISORS, LLC     OTHER BUSINESS

Lowndes A. Smith      Manager, President and       President and Chief
                      Chief Executive Officer      Executive Officer of Hartford
                                                   Life, Inc. ("H. L. Inc.")

Thomas M. Marra       Manager and Executive Vice   Chief Operating Officer of
                      President                    H. L. Inc.

David Znamierowski    Manager and Senior Vice      Chief Investment Officer
                      President                    of H. L. Inc.

Peter W. Cummins      Manager and Senior Vice      Senior Vice President of
                      President                    H. L. Inc.

Andrew W. Kohnke      Manager and Senior Vice      Managing Director of
                      President                    Hartford Investment
                                                   Management Company
                                                   ("HIMCO")(1)


David Foy             Senior Vice President and    Chief Financial Officer of
                      Treasurer                    H. L. Inc.

George R. Jay         Controller                   Assistant Vice President of
                                                   H. L. Inc.
David A. Carlson      Vice President and Director  Vice President and
                      of Taxes                     Director of Taxes of H. L.
                                                   Inc.

Mark E. Hunt          Vice President               Vice President of Hartford
                                                   Life Insurance Company
                                                   ("HLIC")(2)

Kevin J. Carr         Assistant Secretary and      Assistant General Counsel
                      Counsel                      of The Hartford Financial
                                                   Services Group, Inc.(3)
                                                   ("The Hartford");

Dawn M. Cormier       Assistant Secretary          Assistant Secretary HLIC

Diane E. Tatelman     Assistant Secretary          Assistant Secretary HLIC

----------------
(1) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.
(2) The principal business address for Hartford Life is 200 Hopmeadow
    Street, Simsbury, CT 06089.
(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 27.  PRINCIPAL UNDERWRITERS

         Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

         Hartford Life Insurance Company   DC Variable Account I
                                           Separate Account Two (DC Variable Account II)

                                           Separate Account Two (Variable Account "A")

                                           Separate Account Two (QP Variable Account)
                                           Separat Account Two (NQ Variable Account)
                                           Putnam Capital Manager Trust
                                           Separate Account
                                           Separate Account One
                                           Separate Account Two
                                           Separate Account Three
                                           Separate Account Five
         Hartford Life and Annuity
         Insurance Company                 Separate Account One


                                           Separate Account Three
                                           Separate Account Five
                                           Separate Account Six
                                           Putnam Capital Manager Trust
                                           Separate Account Two
         American Maturity Life
         Insurance Company                 Separate Account American Maturity Life Variable
                                           Annuity

The Directors and principal officers of HSD and their position with the Registrant are as follows:

Name And Principal     Positions and
Position And Offices   Offices with
Business Address*      Underwriter                              With Registrant
-------------------    ---------------------------              ---------------

David A. Carlson       Vice President                           None
Peter Cummins          Senior Vice President                    Vice President
David T. Foy           Treasurer                                None
George Jay             Controller & Financial Principal         Controller &
                                                                Treasurer
Robert A. Kerzner      Executive Vice President                 None
Stephen T. Joyce       Assistant Secretary                      None
Glen J. Kvadus         Assistant Secretary                      None
Thomas M. Marra        Executive Vice President                 Vice President
Paul Eugene Olson      Supervisory Registered Principal         None
Edward M. Ryan, Jr.    Assistant Secretary                      None
Lowndes A. Smith       President and Chief Executive Officer    Chairman

   *Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         Books or other documents required to be maintained by the Registrant by
         Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         The Registrant undertakes to furnish to each person to whom a prospectus has been delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 25 day of April, 2000.

                                            HARTFORD MONEY MARKET HLS FUND, INC.

                                            By:
                                               ---------------------------------
                                                 David M. Znamierowski
                                                 Its: President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                           TITLE                        DATE
---------                           -----                        ----

                                    President                    April 25, 2001
--------------------------------    President
David M. Znamierowski               Chief Executive Officer
                                    & Director)

                                    Controller & Treasurer       April 25, 2001
--------------------------------    (Chief Accounting Officer &
George R. Jay                       Chief Financial Officer)

--------------------------------    Director                     April 25, 2001
Robert J. Clark

--------------------------------    Director                     April 25, 2001
Winifred E. Coleman

--------------------------------    Director                     April 25, 2001
William A. O'Neill

--------------------------------    Director                     April 25, 2001
Millard H. Pryor, Jr.

--------------------------------    Director                     April 25, 2001
Lowndes A. Smith

--------------------------------    Director                     April 25, 2001
John K. Springer

/s/ Kevin J. Carr                                                April 25, 2001
--------------------------------
* By Kevin J. Carr
  Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.


j.       Consent of Independent Public Accountants